                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21788

                   SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: September 30

Date of reporting period: September 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

Annual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN
TARGETHORIZON ETF PORTFOLIOS

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED SEPTEMBER 30, 2010

ASSET ALLOCATION STRATEGIES SEEKING TO MANAGE RISK OVER TIME.



     Seligman TargETFund Core

     Seligman TargETFund 2015

     Seligman TargETFund 2025

     Seligman TargETFund 2035

     Seligman TargETFund 2045


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  Seligman TargETFund Core.........    2
  Seligman TargETFund 2015.........    4
  Seligman TargETFund 2025.........    6
  Seligman TargETFund 2035.........    8
  Seligman TargETFund 2045.........   10
Manager Commentary.................   12
The Fund's Long-term Performance...   14
Investment Changes.................   24
Fund Expenses Examples.............   29
Portfolio of Investments...........   35
Statements of Assets and
  Liabilities......................   53
Statements of Operations...........   55
Statements of Changes in Net
  Assets...........................   57
Financial Highlights...............   60
Notes to Financial Statements......   75
Report of Independent Registered
  Public Accounting Firm...........   88
Federal Income Tax Information.....   89
Board Members and Officers.........   91
Approval of Investment Management
  Services Agreement...............   94
Proxy Voting.......................   96


NOTE:

The Board of Directors of the Funds has approved the redemption of all outstanding shares of each of the Funds and the liquidation of each of the Funds, in accordance with the Funds' Articles of Incorporation. It is anticipated that the redemption of all shares of each of the Funds will take place on or about November 30, 2010.

SEE THE FUNDS' PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUNDS.


--------------------------------------------------------------------------------
                  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
Seligman TargETFund Core

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund Core (the Fund) Class A shares gained 12.60% (excluding sales charge) for the one year ended Sept. 30, 2010.

> The Fund outperformed its benchmark, the Dow Jones Target Today Index, which returned 9.03% for the same period.

> The Fund outperformed its peer group, as measured by the Lipper Mixed-Asset
  Target Allocation Moderate Funds Index, which gained 9.35% for the 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                                                                                      SINCE
                                                                                    INCEPTION
                                                                   1 YEAR  3 YEARS   10/3/05*
---------------------------------------------------------------------------------------------
Seligman TargETFund Core
  Class A (excluding sales charge)                                +12.60%   -2.17%    +2.28%
---------------------------------------------------------------------------------------------
Dow Jones Target Today Index (unmanaged)                           +9.03%   +5.99%    +5.86%
---------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target Allocation Moderate Funds Index
  (unmanaged)                                                      +9.35%   -1.88%    +2.72%
---------------------------------------------------------------------------------------------



*   Returns are from the opening of business on Oct. 3, 2005.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund Core

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT SEPT. 30, 2010
                                                                                        SINCE
Without sales charge                                                1 YEAR  3 YEARS  INCEPTION*
Class A (inception 10/3/05)                                        +12.60%   -2.17%    +2.28%
-----------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                        +11.87%   -2.88%    +1.56%
-----------------------------------------------------------------------------------------------
Class R** (inception 10/3/05)                                      +12.50%   -2.38%    +2.04%
-----------------------------------------------------------------------------------------------
Class R5 (inception 10/3/05)                                       +13.03%   -1.83%    +2.64%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/3/05)                                         +6.17%   -4.09%    +1.07%
-----------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                        +10.87%   -2.88%    +1.56%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class R5 shares. Class R and Class R5 are available to qualifying institutional investors only.

 *Returns are from the opening of business on Oct. 3, 2005.
**Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.


--------------------------------------------------------------------------------
                  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
Seligman TargETFund 2015

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2015 (the Fund) Class A shares gained 13.64% (excluding sales charge) for the one year ended Sept. 30, 2010.

> The Fund outperformed its benchmark, the Dow Jones Target 2015 Index, which returned 10.44% for the same period.

> The Fund outperformed its peer group, as measured by the Lipper Mixed-Asset
  Target 2015 Funds Index, which gained 8.81% for the 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                                                                                      SINCE
                                                                                    INCEPTION
                                                                   1 YEAR  3 YEARS   10/3/05*
---------------------------------------------------------------------------------------------
Seligman TargETFund 2015
  Class A (excluding sales charge)                                +13.64%   -4.25%    +2.18%
---------------------------------------------------------------------------------------------
Dow Jones Target 2015 Index (unmanaged)                           +10.44%   +2.28%    +4.47%
---------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2015 Funds Index (unmanaged)             +8.81%   -0.93%       N/A
---------------------------------------------------------------------------------------------



*   Returns are from the opening of business on Oct. 3, 2005.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
4  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2015

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT SEPT. 30, 2010
                                                                                        SINCE
Without sales charge                                                1 YEAR  3 YEARS  INCEPTION*
Class A (inception 10/3/05)                                        +13.64%   -4.25%    +2.18%
-----------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                        +12.61%   -4.98%    +1.47%
-----------------------------------------------------------------------------------------------
Class R** (inception 10/3/05)                                      +13.30%   -4.45%    +1.96%
-----------------------------------------------------------------------------------------------
Class R5 (inception 10/3/05)                                       +13.97%   -3.91%    +2.51%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/3/05)                                         +7.17%   -6.11%    +0.96%
-----------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                        +11.61%   -4.98%    +1.47%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class R5 shares. Class R and Class R5 are available to qualifying institutional investors only.

 *Returns are from the opening of business on Oct. 3, 2005.
**Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.


--------------------------------------------------------------------------------
                  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------
Seligman TargETFund 2025

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2025 (the Fund) Class A shares gained 12.23% (excluding sales charge) for the one year ended Sept. 30, 2010.

> The Fund outperformed its benchmark, the Dow Jones Target 2025 Index, which returned 11.97% for the same period.

> The Fund outperformed its peer group, as measured by the Lipper Mixed-Asset
  Target 2025 Funds Index, which gained 10.77% for the 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                    1 YEAR  3 YEARS   10/3/05*
----------------------------------------------------------------------------------------------
Seligman TargETFund 2025
  Class A (excluding sales charge)                                 +12.23%   -5.25%    +2.25%
----------------------------------------------------------------------------------------------
Dow Jones Target 2025 Index (unmanaged)                            +11.97%   -0.66%    +3.54%
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2025 Funds Index (unmanaged)             +10.77%   -4.00%       N/A
----------------------------------------------------------------------------------------------



*   Returns are from the opening of business on Oct. 3, 2005.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
6  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2025

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT SEPT. 30, 2010
                                                                                        SINCE
Without sales charge                                                1 YEAR  3 YEARS  INCEPTION*
Class A (inception 10/3/05)                                        +12.23%   -5.25%    +2.25%
-----------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                        +11.47%   -5.97%    +1.55%
-----------------------------------------------------------------------------------------------
Class R** (inception 10/3/05)                                      +11.99%   -5.48%    +2.03%
-----------------------------------------------------------------------------------------------
Class R5 (inception 10/3/05)                                       +12.77%   -4.91%    +2.59%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/3/05)                                         +5.74%   -7.09%    +1.04%
-----------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                        +10.47%   -5.97%    +1.55%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class R5 shares. Class R and Class R5 are available to qualifying institutional investors only.

 *Returns are from the opening of business on Oct. 3, 2005.
**Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.


--------------------------------------------------------------------------------
                  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------
Seligman TargETFund 2035

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2035 (the Fund) Class A shares gained 12.03% (excluding sales charge) for the one year ended Sept. 30, 2010.

> The Fund underperformed its benchmark, the Dow Jones Target 2035 Index, which returned 13.02% for the same period.

> The Fund outperformed its peer group, as measured by the Lipper Mixed-Asset
  Target 2035 Funds Index, which gained 10.68% for the 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                    1 YEAR  3 YEARS   10/2/06*
----------------------------------------------------------------------------------------------
Seligman TargETFund 2035
  Class A (excluding sales charge)                                 +12.03%   -5.26%    +0.71%
----------------------------------------------------------------------------------------------
Dow Jones Target 2035 Index (unmanaged)                            +13.02%   -2.91%    -1.22%
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2035 Funds Index (unmanaged)             +10.68%      N/A       N/A
----------------------------------------------------------------------------------------------



*   Returns are from the opening of business on Oct. 2, 2006.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
8  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2035

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT SEPT. 30, 2010
                                                                                        SINCE
Without sales charge                                                1 YEAR  3 YEARS  INCEPTION*
Class A (inception 10/2/06)                                        +12.03%   -5.26%    +0.71%
-----------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                        +11.27%   -5.99%    -0.04%
-----------------------------------------------------------------------------------------------
Class R** (inception 10/2/06)                                      +11.86%   -5.47%    +0.51%
-----------------------------------------------------------------------------------------------
Class R5 (inception 10/2/06)                                       +12.42%   -4.92%    +0.99%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/2/06)                                         +5.63%   -7.10%    -0.76%
-----------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                        +10.27%   -5.99%    -0.04%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class R5 shares. Class R and Class R5 are available to qualifying institutional investors only.

 *Returns are from the opening of business on Oct. 2, 2006.
**Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.


--------------------------------------------------------------------------------
                  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  9

YOUR FUND AT A GLANCE ----------------------------------------------------------
Seligman TargETFund 2045

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2045 (the Fund) Class A shares gained 12.33% (excluding sales charge) for the one year ended Sept. 30, 2010.

> The Fund underperformed its benchmark, the Dow Jones Target 2045 Index, which returned 13.32% for the same period.

> The Fund outperformed its peer group, as measured by the Lipper Mixed-Asset
  Target 2045 Funds Index, which gained 10.26% for the 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                    1 YEAR  3 YEARS   10/2/06*
----------------------------------------------------------------------------------------------
Seligman TargETFund 2045
  Class A (excluding sales charge)                                 +12.33%   -5.24%    +0.73%
----------------------------------------------------------------------------------------------
Dow Jones Target 2045 Index (unmanaged)                            +13.32%   -3.43%    +0.89%
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2045 Funds Index (unmanaged)             +10.26%      N/A       N/A
----------------------------------------------------------------------------------------------



*   Returns are from the opening of business on Oct. 2, 2006.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
10  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2045

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT SEPT. 30, 2010
                                                                                        SINCE
Without sales charge                                                1 YEAR  3 YEARS  INCEPTION*
Class A (inception 10/2/06)                                        +12.33%   -5.24%    +0.73%
-----------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                        +11.31%   -5.95%    -0.00%
-----------------------------------------------------------------------------------------------
Class R** (inception 10/2/06)                                      +12.07%   -5.44%    +0.54%
-----------------------------------------------------------------------------------------------
Class R5 (inception 10/2/06)                                       +12.62%   -4.89%    +1.02%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/2/06)                                         +5.88%   -7.08%    -0.74%
-----------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                        +10.31%   -5.95%    -0.00%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class R5 shares. Class R and Class R5 are available to qualifying institutional investors only.

 *Returns are from the opening of business on Oct. 2, 2006.
**Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  11

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders,

All five Seligman TargetHorizon ETF Portfolios (the Funds) delivered strong absolute performance for the fiscal year ending Sept. 30, 2010.

- Seligman TargETFund Core returned 12.60%. The Fund outperformed its benchmark, the Dow Jones Target Today Index, which returned 9.03% for the one year ended Sept. 30, 2010.

- Seligman TargETFund 2015 returned 13.64%. The Fund outperformed its benchmark, the Dow Jones Target 2015 Index, which returned 10.44% for the one year ended Sept. 30, 2010.

- Seligman TargETFund 2025 returned 12.23%. The Fund outperformed its benchmark, the Dow Jones Target 2025 Index, which returned 11.97% for the one year ended Sept. 30, 2010.

- Seligman TargETFund 2035 returned 12.03%. The Fund underperformed its benchmark, the Dow Jones Target 2035 Index, which returned 13.02% for the one year ended Sept. 30, 2010.

- Seligman TargETFund 2045 returned 12.33%. The Fund underperformed its benchmark, the Dow Jones Target 2045 Index, which returned 13.32% for the one year ended Sept. 30, 2010.

SIGNIFICANT PERFORMANCE FACTORS
The strong performance for the one-year period was the direct result of the Funds' strategic investment process, which is designed to capture returns that markets are expected to produce over the longer holding periods associated with target-date funds. A key tenet of the strategic investment process is maintaining and systematically adjusting time-appropriate allocations to asset classes that historically have provided diversification and outperformance over these longer periods, even though these asset classes can fluctuate significantly over short time frames. Our strategy is to maintain the allocation regardless of how the overall market or individual sectors might be performing short-term.

The year ending Sept. 30, 2010 demonstrates the logic and discipline of our approach. Each of the Funds maintained prudent, well-diversified exposure to a variety of equity, fixed income and real estate asset classes that all delivered positive performance. As a result, each Fund avoided over-exposure to the perceived safety of fixed income and was well-positioned to capture significant gains from equity and real estate asset classes.

Just as important, as various asset classes rebounded, each of the Funds avoided the lure of chasing the best-performing sectors, especially during the strong rallies that occurred throughout the period. For example, the Funds did not alter their strategic weights to top-performers such as equity real estate investment trusts, which returned well in excess of 30% for the period.

In addition to maintaining prudent, time-specific diversification, TargETFunds 2015 and Core use a risk-management overlay based on collecting premium income from selling covered-call options. The goal is to provide a risk/reward profile that seeks higher returns in down, flat, or gently rising equity markets in exchange for lower returns in strong up markets. Over the course of the year ending Sept. 30, 2010, the overlay strategy added to each of the Fund's total return.

CHANGES TO THE FUNDS' PORTFOLIOS
In keeping with the strategy of making small, steady adjustments to allocations over the last 20 years of a given Fund's "glide path," we made small incremental reductions to equities and increases in fixed income in TargETFunds 2025 and 2015. In addition, the risk overlays for TargETFunds 2015 and Core were adjusted monthly throughout the period in an attempt to balance the benefit of collecting premium income with the risk of missing strong up markets.


--------------------------------------------------------------------------------
12  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

OUR FUTURE STRATEGY
In June, the Board of Directors of the Funds approved the redemption of all outstanding shares of each of the Funds and the liquidation of each of the Funds. The Board of Directors is provided the right to approve liquidation by the Funds' Articles of Incorporation. As of the date of this annual report, it is anticipated that the redemption of all shares of each of the Funds will take place on or about November 30, 2010.




John K. Schonberg, CFA(R)              Gary A. Terpening
Portfolio Manager                      Portfolio Manager




Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC* (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

* Effective May 1, 2010, RiverSource Investments, LLC became known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  13

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN TARGETFUND CORE

The chart on the facing page illustrates the total value of an assumed $10,000 investment Seligman TargETFund Core Class A shares (from 10/3/05 to 9/30/10)* as compared to the performance of the Dow Jones Target Today Index and the Lipper Mixed-Asset Target Allocation Moderate Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2010
                                                     SINCE
                                                   INCEPTION
                                1 YEAR   3 YEARS    10/3/05*
SELIGMAN TARGETFUND CORE
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                      $10,617    $8,822    $10,550
------------------------------------------------------------
     Average annual total
     return                     +6.17%    -4.09%     +1.07%
------------------------------------------------------------
DOW JONES TARGET TODAY INDEX(1)
     Cumulative value of
     $10,000                   $10,903   $11,906    $13,343
------------------------------------------------------------
     Average annual total
     return                     +9.03%    +5.99%     +5.86%
------------------------------------------------------------
LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX(2)
     Cumulative value of
     $10,000                   $10,935    $9,445    $11,437
------------------------------------------------------------
     Average annual total
     return                     +9.35%    -1.88%     +2.72%
------------------------------------------------------------



*   Returns are from the opening of business on Oct. 3, 2005.


--------------------------------------------------------------------------------
14  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN TARGETFUNDS CORE CLASS A FUND LINE GRAPH)


                            SELIGMAN TARGETFUND                          LIPPER MIXED-ASSET
                                 CORE CLASS             DOW JONES         TARGET ALLOCATION
                                A (INCLUDES           TARGET TODAY         MODERATE FUNDS
                               SALES CHARGE)             INDEX(1)              INDEX(2)
                            -------------------    ------------------    ------------------
10/3/05                           $ 9,425                $10,000               $10,000
12/05                               9,514                 10,095                10,105
3/06                                9,854                 10,254                10,407
6/06                                9,779                 10,312                10,345
9/06                               10,233                 10,526                10,768
12/06                              10,741                 10,753                11,320
3/07                               10,940                 10,916                11,508
6/07                               11,102                 10,997                11,905
9/07                               11,271                 11,287                12,110
12/07                              10,940                 11,450                11,963
3/08                               10,554                 11,549                11,365
6/08                               10,217                 11,409                11,240
9/08                                9,629                 11,025                10,249
12/08                               8,141                 11,099                 8,687
3/09                                7,287                 10,798                 8,260
6/09                                8,253                 11,466                 9,324
9/09                                9,370                 12,237                10,459
12/09                               9,836                 12,375                10,828
3/10                               10,169                 12,681                11,216
6/10                                9,716                 12,832                10,529
9/10                               10,550                 13,343                11,437




(1) The Dow Jones Target Today Index (the Dow Jones Today Index), an unmanaged index, aims to hold a low risk portfolio of securities, and is an appropriate benchmark for a conservative, balanced portfolio an investor might hold upon reaching retirement. The Dow Jones Today Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones Today Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Sept. 1, 2010, the subindex allocation of the Dow Jones Today Index was: 23.5% equity, 72.5% fixed income, and 4.0% cash. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mixed-Asset Target Allocation Moderate Funds Index includes the largest funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  15

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN TARGETFUND 2015

The chart on the facing page illustrates the total value of an assumed $10,000 investment Seligman TargETFund 2015 Class A shares (from 10/3/05 to 9/30/10)* as compared to the performance of the Dow Jones Target 2015 Index and the Lipper Mixed-Asset Target 2015 Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2010
                                                     SINCE
                                                   INCEPTION
                                1 YEAR   3 YEARS    10/3/05*
SELIGMAN TARGETFUND 2015
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                      $10,717    $8,276    $10,496
------------------------------------------------------------
     Average annual total
     return                     +7.17%    -6.11%     +0.96%
------------------------------------------------------------
DOW JONES TARGET 2015 INDEX(1)
     Cumulative value of
     $10,000                   $11,044   $10,700    $12,726
------------------------------------------------------------
     Average annual total
     return                    +10.44%    +2.28%     +4.47%
------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX(2)
     Cumulative value of
     $10,000                   $10,881    $9,724        N/A
------------------------------------------------------------
     Average annual total
     return                     +8.81%    -0.93%        N/A
------------------------------------------------------------



*   Returns are from the opening of business on Oct. 3, 2005.


--------------------------------------------------------------------------------
16  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN TARGETFUND 2015 CLASS A FUND LINE GRAPH)


                            SELIGMAN TARGETFUND
                                 2015 CLASS             DOW JONES        LIPPER MIXED-ASSET
                                A (INCLUDES            TARGET 2015           TARGET 2015
                               SALES CHARGE)             INDEX(1)           FUNDS INDEX(2)
                            -------------------    ------------------    ------------------
10/3/05                           $ 9,425                $10,000
12/05                               9,564                 10,141
3/06                               10,335                 10,396
6/06                               10,083                 10,371                9,854
9/06                               10,442                 10,683               10,263
12/06                              11,234                 11,103               10,720
3/07                               11,489                 11,318               10,870
6/07                               11,864                 11,553               11,200
9/07                               11,958                 11,896               11,449
12/07                              11,458                 11,967               11,400
3/08                               10,760                 11,696               10,946
6/08                               10,555                 11,560               10,732
9/08                                9,707                 10,760                9,827
12/08                               7,648                  9,974                8,483
3/09                                6,715                  9,520                8,015
6/09                                7,927                 10,505                9,052
9/09                                9,237                 11,522               10,232
12/09                               9,730                 11,773               10,619
3/10                               10,170                 12,200               10,990
6/10                                9,503                 12,027               10,387
9/10                               10,496                 12,726               11,132




(1) The Dow Jones Target 2015 Index (the Dow Jones 2015 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2015 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2015 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Sept. 1, 2010, the subindex allocation of the Dow Jones 2015 Index was: 33.0% equity, 63.0% fixed income, and 4.0% cash. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mixed-Asset Target 2015 Funds Index includes the largest funds in the Lipper Mixed-Asset Target Allocation 2015 Funds category. The index's returns include net reinvested dividends. Index data is from April 1, 2006.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  17

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN TARGETFUND 2025

The chart on the facing page illustrates the total value of an assumed $10,000 investment Seligman TargETFund 2025 Class A shares (from 10/3/05 to 9/30/10)* as compared to the performance of the Dow Jones Target 2025 Index and the Lipper Mixed-Asset Target 2025 Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2010
                                                      SINCE
                                                    INCEPTION
                                 1 YEAR   3 YEARS    10/3/05*
SELIGMAN TARGETFUND 2025
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                       $10,574    $8,021    $10,537
-------------------------------------------------------------
     Average annual total
     return                      +5.74%    -7.09%     +1.04%
-------------------------------------------------------------
DOW JONES TARGET 2025 INDEX(1)
     Cumulative value of
     $10,000                    $11,197    $9,802    $12,480
-------------------------------------------------------------
     Average annual total
     return                     +11.97%    -0.66%     +3.54%
-------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX(2)
     Cumulative value of
     $10,000                    $11,077    $8,847        N/A
-------------------------------------------------------------
     Average annual total
     return                     +10.77%    -4.00%        N/A
-------------------------------------------------------------



*   Returns are from the opening of business on Oct. 3, 2005.


--------------------------------------------------------------------------------
18  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN TARGETFUND 2025 CLASS A FUND LINE GRAPH)


                            SELIGMAN TARGETFUND
                                 2025 CLASS             DOW JONES        LIPPER MIXED-ASSET
                                A (INCLUDES            TARGET 2025           TARGET 2025
                               SALES CHARGE)             INDEX(1)          FUNDS INDEX(2)
                            -------------------    ------------------    ------------------
10/3/2005                         $ 9,425                $10,000
12/5                                9,614                 10,256
3/6                                10,490                 10,815
6/6                                10,198                 10,662
9/6                                10,450                 10,980
12/6                               11,396                 11,667
3/7                                11,690                 11,957
6/7                                12,332                 12,470
9/7                                12,385                 12,758
12/7                               11,893                 12,636                9,804
3/8                                10,945                 11,933                9,027
6/8                                10,837                 11,826                8,933
9/8                                 9,672                 10,704                7,951
12/8                                7,357                  9,148                6,464
3/9                                 6,505                  8,524                5,972
6/9                                 7,905                  9,835                6,925
9/9                                 9,388                 11,147                7,989
12/9                                9,800                 11,541                8,351
3/10                               10,398                 12,134                8,694
6/10                                9,341                 11,523                8,008
9/10                               10,537                 12,480                8,849




(1) The Dow Jones Target 2025 Index (the Dow Jones 2025 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2025 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2025 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Sept. 1, 2010, the subindex allocation of the Dow Jones 2025 Index was: 58.8% equity, 37.2% fixed income, and 4.0% cash. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mixed-Asset Target 2025 Funds Index includes the largest funds in the Lipper Mixed-Asset Target Allocation 2025 Funds category. The index's returns include net reinvested dividends. Index data is from Oct. 1, 2007.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  19

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN TARGETFUND 2035

The chart on the facing page illustrates the total value of an assumed $10,000 investment Seligman TargETFund 2035 Class A shares (from 10/2/06 to 9/30/10)* as compared to the performance of the Dow Jones Target 2035 Index and the Lipper Mixed-Asset Target 2035 Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2010
                                                      SINCE
                                                    INCEPTION
                                 1 YEAR   3 YEARS    10/2/06*
SELIGMAN TARGETFUND 2035
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                       $10,563    $8,017     $9,694
-------------------------------------------------------------
     Average annual total
     return                      +5.63%    -7.10%     -0.76%
-------------------------------------------------------------
DOW JONES TARGET 2035 INDEX(1)
     Cumulative value of
     $10,000                    $11,302    $9,152    $10,921
-------------------------------------------------------------
     Average annual total
     return                     +13.02%    -2.91%     +1.22%
-------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX(2)
     Cumulative value of
     $10,000                    $11,068       N/A        N/A
-------------------------------------------------------------
     Average annual total
     return                     +10.68%       N/A        N/A
-------------------------------------------------------------



*   Returns are from the opening of business on Oct. 2, 2006.


--------------------------------------------------------------------------------
20  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN TARGETFUND 2035 CLASS A FUND LINE GRAPH)


                            SELIGMAN TARGETFUND
                                 2035 CLASS             DOW JONES        LIPPER MIXED-ASSET
                                A (INCLUDES            TARGET 2035           TARGET 2035
                               SALES CHARGE)             INDEX(1)          FUNDS INDEX(2)
                            -------------------    ------------------    ------------------
10/2/2006                         $ 9,425                $10,000
12/6                               10,348                 10,770
3/7                                10,663                 11,073
6/7                                11,319                 11,706
9/7                                11,401                 11,923
12/7                               10,954                 11,683
3/8                                10,055                 10,766                9,090
6/8                                 9,938                 10,685                9,008
9/8                                 8,803                  9,468                7,919
12/8                                6,737                  7,576                6,283
3/9                                 6,005                  6,928                5,748
6/9                                 7,311                  8,293                6,734
9/9                                 8,653                  9,664                7,845
12/9                                9,004                 10,117                8,232
3/10                                9,546                 10,765                8,595
6/10                                8,561                  9,890                7,767
9/10                                9,694                 10,921                8,683




(1) The Dow Jones Target 2035 Index (the Dow Jones 2035 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2035 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2035 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Sept. 1, 2010, the subindex allocation of the Dow Jones 2035 Index was: 81.1% equity, 14.9% fixed income, and 4.0% cash. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mixed-Asset Target 2035 Funds Index includes the largest funds in the Lipper Mixed-Asset Target Allocation 2035 Funds category. The index's returns include net reinvested dividends. Index data is from Jan. 1, 2008.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  21

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN TARGETFUND 2045

The chart on the facing page illustrates the total value of an assumed $10,000 investment Seligman TargETFund 2045 Class A shares (from 10/2/06 to 9/30/10)* as compared to the performance of the Dow Jones Target 2045 Index and the Lipper Mixed-Asset Target 2045 Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2010
                                                      SINCE
                                                    INCEPTION
                                 1 YEAR   3 YEARS    10/2/06*
SELIGMAN TARGETFUND 2045
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                       $10,588    $8,023     $9,700
-------------------------------------------------------------
     Average annual total
     return                      +5.88%    -7.08%     -0.74%
-------------------------------------------------------------
DOW JONES TARGET 2045 INDEX(1)
     Cumulative value of
     $10,000                    $11,332    $9,006    $10,809
-------------------------------------------------------------
     Average annual total
     return                     +13.32%    -3.43%     +0.89%
-------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX(2)
     Cumulative value of
     $10,000                    $11,026       N/A        N/A
-------------------------------------------------------------
     Average annual total
     return                     +10.26%       N/A        N/A
-------------------------------------------------------------



*   Returns are from the opening of business on Oct. 2, 2006.


--------------------------------------------------------------------------------
22  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN TARGETFUND 2045 CLASS A FUND LINE GRAPH)


                            SELIGMAN TARGETFUND
                                 2045 CLASS             DOW JONES        LIPPER MIXED-ASSET
                                A (INCLUDES            TARGET 2045           TARGET 2045
                               SALES CHARGE)             INDEX(1)          FUNDS INDEX(2)
                            -------------------    ------------------    ------------------
10/2/2006                         $ 9,425                $10,000
12/6                               10,348                 10,795
3/7                                10,663                 11,105
6/7                                11,319                 11,771
9/7                                11,401                 11,979
12/7                               10,962                 11,709
3/8                                10,064                 10,728
6/8                                 9,957                 10,649
9/8                                 8,811                  9,383                8,757
12/8                                6,703                  7,373                6,847
3/9                                 5,994                  6,705                6,246
6/9                                 7,314                  8,114                7,341
9/9                                 8,635                  9,538                8,555
12/9                                9,012                 10,021                8,978
3/10                                9,553                 10,708                9,360
6/10                                8,569                  9,720                8,422
9/10                                9,700                 10,809                9,433




(1) The Dow Jones Target 2045 Index (the Dow Jones 2045 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2045 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2045 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Sept. 1, 2010, the subindex allocation of the Dow Jones 2045 Index was: 89.5% equity, 6.5% fixed income, and 4.0% cash. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mixed-Asset Target 2045 Funds Index includes the largest funds in the Lipper Mixed-Asset Target Allocation 2045 Funds category. The index's returns include net reinvested dividends. Index data is from July 1, 2008.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  23

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND CORE

Fund holdings at Sept. 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
     cap, small cap, international, real
     estate, emerging markets, fixed income,
     REIT
--------------------------------------------------------------------------------------
iShares Barclays Treasury Inflation Protected
  Securities Bond Fund                                15.1%                 14.9%
--------------------------------------------------------------------------------------
iShares Dow Jones Select Dividend Index Fund           5.0%                  5.0%
--------------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund            7.0%                  6.9%
--------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           6.9%                  6.9%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                      7.5%                  7.5%
--------------------------------------------------------------------------------------
SPDR Dow Jones REIT ETF                                3.0%                  2.9%
--------------------------------------------------------------------------------------
SPDR S&P 500 ETF Trust                                32.4%                 32.4%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            3.0%                  2.9%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                        20.1%                 19.9%
======================================================================================
                                                     100.0%                 99.3%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Short-Term Cash Fund                           --%                  0.7%
======================================================================================
                                                        --%                  0.7%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



TOP FIVE HOLDINGS  -------------------------------------------------------------
(at Sept. 30, 2010)


SPDR S&P 500 ETF Trust                                                32.4%
---------------------------------------------------------------------------
Vanguard Total Bond Market ETF                                        20.1%
---------------------------------------------------------------------------
iShares Barclays Treasury Inflation Protected Securities Bond Fund    15.1%
---------------------------------------------------------------------------
iShares Russell Midcap Index Fund                                      7.5%
---------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund                            7.0%
---------------------------------------------------------------------------




Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Sept. 30, 2010.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
24  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2015

Fund holdings at Sept. 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
     cap, small cap, international, real
     estate, emerging markets, fixed income,
     REIT
--------------------------------------------------------------------------------------
iShares Barclays Treasury Inflation Protected
  Securities Bond Fund                                 7.0%                  6.7%
--------------------------------------------------------------------------------------
iShares Dow Jones Select Dividend Index Fund           2.4%                  2.1%
--------------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund            6.9%                  6.8%
--------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           6.4%                  6.5%
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                        7.6%                  8.2%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     16.4%                 17.0%
--------------------------------------------------------------------------------------
SPDR Dow Jones REIT ETF                                2.9%                  2.9%
--------------------------------------------------------------------------------------
SPDR S&P 500 ETF Trust                                26.3%                 25.7%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                          2.6%                  2.8%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            3.5%                  3.4%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                        14.4%                 14.2%
--------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend
  Fund                                                 2.6%                  2.7%
======================================================================================
                                                      99.0%                 99.0%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Short-Term Cash Fund                          1.0%                  1.0%
======================================================================================
                                                       1.0%                  1.0%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



TOP FIVE HOLDINGS  -------------------------------------------------------------
(at Sept. 30, 2010)


SPDR S&P 500 ETF Trust                                                26.3%
---------------------------------------------------------------------------
iShares Russell Midcap Index Fund                                     16.4%
---------------------------------------------------------------------------
Vanguard Total Bond Market ETF                                        14.4%
---------------------------------------------------------------------------
iShares Russell 2000 Index Fund                                        7.6%
---------------------------------------------------------------------------
iShares Barclays Treasury Inflation Protected Securities Bond Fund     7.0%
---------------------------------------------------------------------------




Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Sept. 30, 2010.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  25

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2025

Fund holdings at Sept. 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
     cap, small cap, international, real
     estate, emerging markets, fixed income,
     REIT
--------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           8.0%                  8.1%
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                       20.3%                 20.3%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     25.3%                 25.0%
--------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                            15.0%                 15.3%
--------------------------------------------------------------------------------------
SPDR Dow Jones REIT ETF                                4.6%                  4.4%
--------------------------------------------------------------------------------------
SPDR S&P 500 ETF Trust                                 4.8%                  4.1%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                          7.7%                  7.8%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            1.7%                  1.7%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                         4.9%                  4.8%
--------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend
  Fund                                                 7.6%                  7.6%
======================================================================================
                                                      99.9%                 99.1%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Short-Term Cash Fund                          0.1%                  0.9%
======================================================================================
                                                       0.1%                  0.9%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



TOP FIVE HOLDINGS  -------------------------------------------------------------
(at Sept. 30, 2010)


iShares Russell Midcap Index Fund                                     25.3%
---------------------------------------------------------------------------
iShares Russell 2000 Index Fund                                       20.3%
---------------------------------------------------------------------------
iShares S&P 500 Index Fund                                            15.0%
---------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                                           8.0%
---------------------------------------------------------------------------
Vanguard Emerging Markets ETF                                          7.7%
---------------------------------------------------------------------------




Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Sept. 30, 2010.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
26  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2035

Fund holdings at Sept. 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
     cap, small cap, international, real
     estate, emerging markets, fixed income,
     REIT
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                       25.1%                 24.7%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     25.0%                 24.9%
--------------------------------------------------------------------------------------
SPDR S&P 500 ETF Trust                                14.9%                 14.8%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                         10.1%                  9.9%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            9.9%                  9.8%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                         4.7%                  4.9%
--------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend
  Fund                                                 9.9%                  9.8%
======================================================================================
                                                      99.6%                 98.8%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Short-Term Cash Fund                          0.4%                  1.2%
======================================================================================
                                                       0.4%                  1.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



TOP FIVE HOLDINGS  -------------------------------------------------------------
(at Sept. 30, 2010)


iShares Russell 2000 Index Fund                                       25.1%
---------------------------------------------------------------------------
iShares Russell Midcap Index Fund                                     25.0%
---------------------------------------------------------------------------
SPDR S&P 500 ETF Trust                                                14.9%
---------------------------------------------------------------------------
Vanguard Emerging Markets ETF                                         10.1%
---------------------------------------------------------------------------
Vanguard Europe Pacific ETF                                            9.9%
---------------------------------------------------------------------------




Percentages indicated are based upon total investments as of Sept. 30, 2010.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  27

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2045

Fund holdings at Sept. 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
     cap, small cap, international, real
     estate, emerging markets, fixed income,
     REIT
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                       24.8%                 24.9%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     24.7%                 24.7%
--------------------------------------------------------------------------------------
SPDR S&P 500 ETF Trust                                14.8%                 15.1%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                          9.9%                 10.0%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            9.7%                 10.0%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                         4.7%                  4.9%
--------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend
  Fund                                                 9.7%                 10.0%
======================================================================================
                                                      98.3%                 99.6%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Short-Term Cash Fund                          1.7%                  0.4%
======================================================================================
                                                       1.7%                  0.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



TOP FIVE HOLDINGS  -------------------------------------------------------------
(at Sept. 30, 2010)


iShares Russell 2000 Index Fund                                       24.8%
---------------------------------------------------------------------------
iShares Russell Midcap Index Fund                                     24.7%
---------------------------------------------------------------------------
SPDR S&P 500 ETF Trust                                                14.8%
---------------------------------------------------------------------------
Vanguard Emerging Markets ETF                                          9.9%
---------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund                        9.7%
---------------------------------------------------------------------------




Percentages indicated are based upon total investments as of Sept. 30, 2010.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
28  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  29

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman TargETFund Core

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2010   SEPT. 30, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,037.50         $5.01           $5.98
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.16         $4.96           $5.93
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,034.70         $8.82           $9.79
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.39         $8.74           $9.71
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,036.20         $6.28           $7.25
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $6.23           $7.19
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,039.60         $3.12           $4.09
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.01         $3.09           $4.06
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                          FUND'S        ACQUIRED FUND       TOTAL FUND AND
                                                        ANNUALIZED    (UNDERLYING FUND)     ACQUIRED FUND
                                                      EXPENSE RATIO   FEES AND EXPENSES   FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------------
Class A                                                    .98%              .19%               1.17%
-----------------------------------------------------------------------------------------------------------
Class C                                                   1.73%              .19%               1.92%
-----------------------------------------------------------------------------------------------------------
Class R                                                   1.23%              .19%               1.42%
-----------------------------------------------------------------------------------------------------------
Class R5                                                   .61%              .19%                .80%
-----------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2010: +3.75% for Class A, +3.47% for Class C, +3.62% for Class R and +3.96% for Class R5.


--------------------------------------------------------------------------------
30  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman TargETFund 2015

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2010   SEPT. 30, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,032.10         $4.99           $6.01
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.16         $4.96           $5.98
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,026.90         $8.79           $9.81
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.39         $8.74           $9.76
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,030.80         $6.26           $7.28
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $6.23           $7.24
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,033.10         $3.11           $4.13
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.01         $3.09           $4.11
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                          FUND'S        ACQUIRED FUND       TOTAL FUND AND
                                                        ANNUALIZED    (UNDERLYING FUND)     ACQUIRED FUND
                                                      EXPENSE RATIO   FEES AND EXPENSES   FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------------
Class A                                                    .98%              .20%               1.18%
-----------------------------------------------------------------------------------------------------------
Class C                                                   1.73%              .20%               1.93%
-----------------------------------------------------------------------------------------------------------
Class R                                                   1.23%              .20%               1.43%
-----------------------------------------------------------------------------------------------------------
Class R5                                                   .61%              .20%                .81%
-----------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2010: +3.21% for Class A, +2.69% for Class C, +3.08% for Class R and +3.31% for Class R5.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  31

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman TargETFund 2025

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2010   SEPT. 30, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,013.40         $4.95           $6.06
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.16         $4.96           $6.08
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,009.50         $8.71           $9.82
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.39         $8.74           $9.86
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,012.10         $6.20           $7.31
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $6.23           $7.34
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,015.90         $3.08           $4.19
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.01         $3.09           $4.21
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                          FUND'S        ACQUIRED FUND       TOTAL FUND AND
                                                        ANNUALIZED    (UNDERLYING FUND)     ACQUIRED FUND
                                                      EXPENSE RATIO   FEES AND EXPENSES   FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------------
Class A                                                    .98%              .22%               1.20%
-----------------------------------------------------------------------------------------------------------
Class C                                                   1.73%              .22%               1.95%
-----------------------------------------------------------------------------------------------------------
Class R                                                   1.23%              .22%               1.45%
-----------------------------------------------------------------------------------------------------------
Class R5                                                   .61%              .22%                .83%
-----------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2010: +1.34% for Class A, +0.95% for Class C, +1.21% for Class R and +1.59% for Class R5.


--------------------------------------------------------------------------------
32  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman TargETFund 2035

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2010   SEPT. 30, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,015.50         $4.95           $6.01
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.16         $4.96           $6.03
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,011.80         $8.72           $9.78
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.39         $8.74           $9.81
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,014.20         $6.21           $7.27
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $6.23           $7.29
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,016.60         $3.08           $4.15
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.01         $3.09           $4.16
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                          FUND'S        ACQUIRED FUND       TOTAL FUND AND
                                                        ANNUALIZED    (UNDERLYING FUND)     ACQUIRED FUND
                                                      EXPENSE RATIO   FEES AND EXPENSES   FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------------
Class A                                                    .98%              .21%               1.19%
-----------------------------------------------------------------------------------------------------------
Class C                                                   1.73%              .21%               1.94%
-----------------------------------------------------------------------------------------------------------
Class R                                                   1.23%              .21%               1.44%
-----------------------------------------------------------------------------------------------------------
Class R5                                                   .61%              .21%                .82%
-----------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2010: +1.55% for Class A, +1.18% for Class C, +1.42% for Class R and +1.66% for Class R5.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  33

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman TargETFund 2045

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2010   SEPT. 30, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,015.40         $4.95           $6.01
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.16         $4.96           $6.03
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,010.40         $8.72           $9.78
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.39         $8.74           $9.81
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,014.10         $6.21           $7.27
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $6.23           $7.29
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,016.60         $3.08           $4.15
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.01         $3.09           $4.16
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                          FUND'S        ACQUIRED FUND       TOTAL FUND AND
                                                        ANNUALIZED    (UNDERLYING FUND)     ACQUIRED FUND
                                                      EXPENSE RATIO   FEES AND EXPENSES   FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------------
Class A                                                    .98%              .21%               1.19%
-----------------------------------------------------------------------------------------------------------
Class C                                                   1.73%              .21%               1.94%
-----------------------------------------------------------------------------------------------------------
Class R                                                   1.23%              .21%               1.44%
-----------------------------------------------------------------------------------------------------------
Class R5                                                   .61%              .21%                .82%
-----------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2010: +1.54% for Class A, +1.04% for Class C, +1.41% for Class R and +1.66% for Class R5.


--------------------------------------------------------------------------------
34  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------



Seligman TargETFund Core
SEPT. 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


EXCHANGE-TRADED FUNDS (102.4%)
                                                       SHARES                VALUE(a)
FIXED INCOME (36.0%)
iShares Barclays Treasury Inflation Protected
 Securities Bond Fund                                  61,579              $6,713,958
Vanguard Total Bond Market ETF                        108,500               8,968,610
                                                                      ---------------
Total                                                                      15,682,568
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (10.2%)
iShares MSCI EAFE Index Fund                           56,400(c)            3,097,488
Vanguard Europe Pacific ETF                            38,900               1,342,828
                                                                      ---------------
Total                                                                       4,440,316
-------------------------------------------------------------------------------------

REAL ESTATE (7.1%)
iShares Dow Jones US Real Estate Index Fund            58,700(c)            3,104,056
-------------------------------------------------------------------------------------

REIT (3.1%)
SPDR Dow Jones REIT ETF                                23,100(b)            1,324,554
-------------------------------------------------------------------------------------

U.S. LARGE AND MID CAP (5.1%)
iShares Dow Jones Select Dividend Index Fund           47,181(b)            2,209,958
-------------------------------------------------------------------------------------

U.S. LARGE CAP (33.2%)
SPDR S&P 500 ETF Trust                                126,600(c)           14,447,592
-------------------------------------------------------------------------------------

U.S. MID CAP (7.7%)
iShares Russell Midcap Index Fund                      36,964(c)            3,340,437
-------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $41,057,738)                                                       $44,549,481
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (4.6%)
                                   EFFECTIVE         PRINCIPAL
ISSUER                               YIELD             AMOUNT                VALUE(a)
REPURCHASE AGREEMENTS(D)
BNP Paribas Securities Corp.
 dated 09-30-10, matures 10-01-
 10,
 repurchase price
 $1,981,968                          0.280%          $1,981,953            $1,981,953
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
 (Cost: $1,981,953)                                                         1,981,953
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $43,039,691)(e)                                                    $46,531,434
=====================================================================================





INVESTMENTS IN DERIVATIVES


OPEN OPTIONS CONTRACTS WRITTEN AT SEPT. 30, 2010



                                                           NUMBER OF   EXERCISE    PREMIUM   EXPIRATION
ISSUER                                        PUTS/CALLS   CONTRACTS     PRICE    RECEIVED      DATE      VALUE(A)
------------------------------------------------------------------------------------------------------------------
iShare Dow Jones US Real Estate Index Fund       Call         337         $54      $35,236    Oct. 2010    $17,187
iShares MSCI EAFE Index Fund                     Call         345          54       41,744    Oct. 2010     56,580
iShares Russell Midcap Index Fund                Call         158          90       17,854    Oct. 2010     31,600
SPDR S&P 500 ETF Trust                           Call         595         113      119,593    Oct. 2010    149,048
------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $254,415
------------------------------------------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Sept. 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(c) At Sept. 30, 2010, securities valued at $11,894,782 were held to cover open call options written. See Note 3 and Note 8 to the financial statements.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund Core

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)





(d) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BNP PARIBAS SECURITIES CORP. (0.280%)

SECURITY DESCRIPTION                                                         VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,273,713
Freddie Mac Gold Pool                                                          208,432
Freddie Mac Non Gold Pool                                                      214,055
Ginnie Mae I Pool                                                              215,673
Ginnie Mae II Pool                                                             109,719
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $2,021,592
--------------------------------------------------------------------------------------


(e) At Sept. 30, 2010, the cost of securities for federal income tax purposes was $45,984,152 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $882,480
     Unrealized depreciation                                                      (335,198)
     -------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $547,282
     -------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
36  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund Core

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                                                  FAIR VALUE AT SEPT. 30, 2010
                                               -----------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS(B)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange-Traded Funds                            $44,549,481            $--             $--        $44,549,481
  Investments of Cash Collateral Received
    for Securities on Loan                           1,981,953             --              --          1,981,953
----------------------------------------------------------------------------------------------------------------
Total Investments in Securities                     46,531,434             --              --         46,531,434
Derivatives
  Liabilities
     Options Contracts Written                        (254,415)            --              --           (254,415)
----------------------------------------------------------------------------------------------------------------
Total                                              $46,277,019            $--             $--        $46,277,019
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.




--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund Core

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
38  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------
Seligman TargETFund 2015
SEPT. 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


EXCHANGE-TRADED FUNDS (99.6%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (2.6%)
Vanguard Emerging Markets ETF                          10,900                $494,860
-------------------------------------------------------------------------------------

FIXED INCOME (21.5%)
iShares Barclays Treasury Inflation Protected
 Securities Bond Fund                                  12,200(b)            1,330,166
Vanguard Total Bond Market ETF                         33,250               2,748,445
                                                                      ---------------
Total                                                                       4,078,611
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (10.0%)
iShares MSCI EAFE Index Fund                           22,400(c)            1,230,208
Vanguard Europe Pacific ETF                            19,600                 676,592
                                                                      ---------------
Total                                                                       1,906,800
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (2.6%)
WisdomTree International SmallCap Dividend
 Fund                                                  10,300(b)              488,426
-------------------------------------------------------------------------------------

REAL ESTATE (6.9%)
iShares Dow Jones US Real Estate Index Fund            24,900(c)            1,316,712
-------------------------------------------------------------------------------------

REIT (2.9%)
SPDR Dow Jones REIT ETF                                 9,600(b)              550,464
-------------------------------------------------------------------------------------

U.S. LARGE AND MID CAP (2.4%)
iShares Dow Jones Select Dividend Index Fund            9,900(b)              463,716
-------------------------------------------------------------------------------------

U.S. LARGE CAP (26.5%)
SPDR S&P 500 ETF Trust                                 44,000(c)            5,021,280
-------------------------------------------------------------------------------------

U.S. MID CAP (16.5%)
iShares Russell Midcap Index Fund                      34,649(c)            3,131,230
-------------------------------------------------------------------------------------

U.S. SMALL CAP (7.7%)
iShares Russell 2000 Index Fund                        21,642(c)            1,460,186
-------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $17,930,341)                                                       $18,912,285
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
Columbia Short-Term Cash Fund, 0.245%                 196,800(d)             $196,800
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $196,800)                                                             $196,800
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (5.3%)
                                   EFFECTIVE         PRINCIPAL
ISSUER                               YIELD             AMOUNT                VALUE(a)
REPURCHASE AGREEMENTS(E)
BNP Paribas Securities Corp.
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $1,010,793                          0.280%          $1,010,786            $1,010,786
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
 (Cost: $1,010,786)                                                        $1,010,786
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $19,137,927)(f)                                                    $20,119,871
=====================================================================================





INVESTMENTS IN DERIVATIVES
OPEN OPTIONS CONTRACTS WRITTEN AT SEPT. 30, 2010



                                                 NUMBER OF      EXERCISE       PREMIUM      EXPIRATION
ISSUER                           PUTS/CALLS      CONTRACTS        PRICE       RECEIVED         DATE         VALUE(a)
--------------------------------------------------------------------------------------------------------------------
iShares Dow Jones US Real
  Estate Index Fund                 Call            107            $54         $11,188       Oct. 2010        $5,457
iShares MSCI EAFE Index Fund        Call            109             54          13,189       Oct. 2010        17,876
iShares Russell 2000 Index Fund     Call             71             65          12,638       Oct. 2010        22,543
iShares Russell Midcap Index
  Fund                              Call            109             90          12,317       Oct. 2010        21,800
SPDR S&P 500 ETF Trust              Call            142            113          28,541       Oct. 2010        35,571
--------------------------------------------------------------------------------------------------------------------
Total                                                                                                       $103,247
--------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Sept. 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(c) At Sept. 30, 2010, securities valued at $4,249,018 were held to cover open call options written. See Note 3 and Note 8 to the financial statements.

(d) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund 2015

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BNP PARIBAS SECURITIES CORP. (0.280%)

SECURITY DESCRIPTION                                                         VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                               $649,587
Freddie Mac Gold Pool                                                          106,298
Freddie Mac Non Gold Pool                                                      109,167
Ginnie Mae I Pool                                                              109,992
Ginnie Mae II Pool                                                              55,957
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $1,031,001
--------------------------------------------------------------------------------------


(f) At Sept. 30, 2010, the cost of securities for federal income tax purposes was $19,908,773 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $500,268
     Unrealized depreciation                                                      (289,170)
     -------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $211,098
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
40  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2015

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                                                  FAIR VALUE AT SEPT. 30, 2010
                                               -----------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS(B)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange-Traded Funds                            $18,912,285            $--             $--        $18,912,285
  Affiliated Money Market Fund(c)                      196,800             --              --            196,800
  Investments of Cash Collateral Received
    for Securities on Loan                           1,010,786             --              --          1,010,786
----------------------------------------------------------------------------------------------------------------
Total Investments in Securities                     20,119,871             --              --         20,119,871
Derivatives
  Liabilities
    Options Contracts Written                         (103,247)            --              --           (103,247)
----------------------------------------------------------------------------------------------------------------
Total                                              $20,016,624            $--             $--        $20,016,624
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.



--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund 2015



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
42  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------
Seligman TargETFund 2025
SEPT. 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


EXCHANGE-TRADED FUNDS (102.4%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (7.8%)
Vanguard Emerging Markets ETF                          48,900              $2,220,060
-------------------------------------------------------------------------------------

FIXED INCOME (5.1%)
Vanguard Total Bond Market ETF                         17,300               1,430,018
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (10.0%)
iShares MSCI EAFE Index Fund                           42,400               2,328,608
Vanguard Europe Pacific ETF                            14,700                 507,444
                                                                      ---------------
Total                                                                       2,836,052
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (7.8%)
WisdomTree International SmallCap Dividend
 Fund                                                  46,600               2,209,772
-------------------------------------------------------------------------------------

REIT (4.7%)
SPDR Dow Jones REIT ETF                                23,300(b)            1,336,022
-------------------------------------------------------------------------------------

U.S. LARGE CAP (20.3%)
iShares S&P 500 Index Fund                             38,100               4,362,069
SPDR S&P 500 ETF Trust                                 12,100               1,380,852
                                                                      ---------------
Total                                                                       5,742,921
-------------------------------------------------------------------------------------

U.S. MID CAP (25.9%)
iShares Russell Midcap Index Fund                      81,101               7,329,097
-------------------------------------------------------------------------------------

U.S. SMALL CAP (20.8%)
iShares Russell 2000 Index Fund                        87,021(b)            5,871,307
-------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $29,175,654)                                                       $28,975,249
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.1%)
                                                       SHARES                VALUE(a)
Columbia Short-Term Cash Fund, 0.245%                  15,989(c)              $15,989
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $15,989)                                                               $15,989
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (21.2%)
                                   EFFECTIVE         PRINCIPAL
ISSUER                               YIELD             AMOUNT                VALUE(a)
REPURCHASE AGREEMENTS(D)
BNP Paribas Securities Corp.
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $991,012                            0.280%            $991,005              $991,005
Cantor Fitzgerald & Co.
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $5,000,053                          0.380            5,000,000             5,000,000
                                                                      ---------------
Total                                                                       5,991,005
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
 (Cost: $5,991,005)                                                        $5,991,005
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $35,182,648)(e)                                                    $34,982,243
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Sept. 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(c) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(d) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


BNP PARIBAS SECURITIES CORP. (0.280%)

SECURITY DESCRIPTION                                                         VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                               $636,875
Freddie Mac Gold Pool                                                          104,218
Freddie Mac Non Gold Pool                                                      107,030
Ginnie Mae I Pool                                                              107,840
Ginnie Mae II Pool                                                              54,862
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $1,010,825
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  43

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund 2025

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



CANTOR FITZGERALD & CO. (0.380%)

SECURITY DESCRIPTION                                                         VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Grantor Trust                                                        $9,917
Fannie Mae Interest Strip                                                       24,434
Fannie Mae Pool                                                                715,995
Fannie Mae Principal Strip                                                      26,957
Fannie Mae REMICS                                                              926,252
Fannie Mae Whole Loan                                                           23,055
FHLMC Multifamily Structured Pass Through Certificates                           8,278
FHLMC Structured Pass Through Securities                                        44,919
Freddie Mac Non Gold Pool                                                      329,541
Freddie Mac Reference REMIC                                                      4,117
Freddie Mac REMICS                                                             228,693
Freddie Mac Strips                                                              40,878
Ginnie Mae I Pool                                                              128,198
Ginnie Mae II Pool                                                             491,674
Government National Mortgage Association                                       519,260
United States Treasury Inflation Indexed Bonds                                  35,841
United States Treasury Note/Bond                                             1,318,682
United States Treasury Strip Coupon                                            179,511
United States Treasury Strip Principal                                          35,597
Cash Collateral In Lieu Of Securities                                            8,040
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,099,839
--------------------------------------------------------------------------------------



(e) At Sept. 30, 2010, the cost of securities for federal income tax purposes was $36,597,964 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $1,232,988
     Unrealized depreciation                                                     (2,848,709)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,615,721)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
44  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2025

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                                                  FAIR VALUE AT SEPT. 30, 2010
                                               -----------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS(B)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange-Traded Funds                            $28,975,249            $--             $--        $28,975,249
  Affiliated Money Market Fund(c)                       15,989             --              --             15,989
  Investments of Cash Collateral Received
    for Securities on Loan                           5,991,005             --              --          5,991,005
----------------------------------------------------------------------------------------------------------------
Total                                              $34,982,243            $--             $--        $34,982,243
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.



--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund 2025



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
46  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

Seligman TargETFund 2035
SEPT. 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


EXCHANGE-TRADED FUNDS (100.8%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (10.2%)
Vanguard Emerging Markets ETF                          20,300                $921,620
-------------------------------------------------------------------------------------

FIXED INCOME (4.8%)
Vanguard Total Bond Market ETF                          5,200                 429,832
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (10.0%)
Vanguard Europe Pacific ETF                            26,300                 907,876
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (10.0%)
WisdomTree International SmallCap Dividend
 Fund                                                  19,040                 902,877
-------------------------------------------------------------------------------------

U.S. LARGE CAP (15.1%)
SPDR S&P 500 ETF Trust                                 11,945               1,363,163
-------------------------------------------------------------------------------------

U.S. MID CAP (25.3%)
iShares Russell Midcap Index Fund                      25,300               2,286,361
-------------------------------------------------------------------------------------

U.S. SMALL CAP (25.4%)
iShares Russell 2000 Index Fund                        34,045               2,297,016
-------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $7,804,766)                                                         $9,108,745
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
Columbia Short-Term Cash Fund, 0.245%                  38,171(b)              $38,171
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $38,171)                                                               $38,171
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,842,937)(c)                                                      $9,146,916
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(c) At Sept. 30, 2010, the cost of securities for federal income tax purposes was $8,607,421 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $539,495
     Unrealized depreciation                                                            --
     -------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $539,495
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  47

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund 2035

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                                                  FAIR VALUE AT SEPT. 30, 2010
                                                ----------------------------------------------------------------
                                                      LEVEL 1            LEVEL 2
                                                   QUOTED PRICES          OTHER          LEVEL 3
                                                     IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                  IDENTICAL ASSETS(b)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange-Traded Funds                              $9,108,745            $--             $--        $9,108,745
  Affiliated Money Market Fund(c)                        38,171             --              --            38,171
----------------------------------------------------------------------------------------------------------------
Total                                                $9,146,916            $--             $--        $9,146,916
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.



--------------------------------------------------------------------------------
48  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2035



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  49

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

Seligman TargETFund 2045
SEPT. 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


EXCHANGE-TRADED FUNDS (99.6%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (10.0%)
Vanguard Emerging Markets ETF                          10,400                $472,160
-------------------------------------------------------------------------------------

FIXED INCOME (4.7%)
Vanguard Total Bond Market ETF                          2,700                 223,182
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (9.8%)
Vanguard Europe Pacific ETF                            13,375                 461,705
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (9.8%)
WisdomTree International SmallCap Dividend
 Fund                                                   9,785                 464,005
-------------------------------------------------------------------------------------

U.S. LARGE CAP (15.0%)
SPDR S&P 500 ETF Trust                                  6,190                 706,403
-------------------------------------------------------------------------------------

U.S. MID CAP (25.1%)
iShares Russell Midcap Index Fund                      13,095               1,183,395
-------------------------------------------------------------------------------------

U.S. SMALL CAP (25.2%)
iShares Russell 2000 Index Fund                        17,590               1,186,797
-------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,053,759)                                                         $4,697,647
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
Columbia Short-Term Cash Fund, 0.245%                  82,997(b)              $82,997
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $82,997)                                                               $82,997
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,136,756)(c)                                                      $4,780,644
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(c) At Sept. 30, 2010, the cost of securities for federal income tax purposes was $4,816,414 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                           $--
     Unrealized depreciation                                                       (35,770)
     -------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $(35,770)
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
50  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2045

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                                                  FAIR VALUE AT SEPT. 30, 2010
                                                ----------------------------------------------------------------
                                                      LEVEL 1            LEVEL 2
                                                   QUOTED PRICES          OTHER          LEVEL 3
                                                     IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                  IDENTICAL ASSETS(b)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange-Traded Funds                              $4,697,647            $--             $--        $4,697,647
  Affiliated Money Market Fund(c)                        82,997             --              --            82,997
----------------------------------------------------------------------------------------------------------------
Total                                                $4,780,644            $--             $--        $4,780,644
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.



--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  51

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund 2045



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
52  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                        SELIGMAN             SELIGMAN             SELIGMAN
SEPT. 30, 2010                                      TARGETFUND CORE      TARGETFUND 2015      TARGETFUND 2025
ASSETS:
Investments in securities, at value*
Unaffiliated issuers
  (identified cost $41,057,738, $17,930,341 and
    $29,175,654)                                      $ 44,549,481         $18,912,285          $28,975,249
Affiliated money market fund
  (identified cost $ -- , $196,800 and $15,989)                 --             196,800               15,989
Investments of cash collateral received for
  securities on loan
  Repurchase agreements
  (identified cost $1,981,953, $1,010,786 and
  $5,991,005)                                            1,981,953           1,010,786            5,991,005
-------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $43,039,691, $19,137,927,
    $35,182,648)                                        46,531,434          20,119,871           34,982,243
Receivable from Investment Manager                             115                 171                  199
Capital shares receivable                                   10,774               5,799                9,892
Dividend and accrued interest receivable                    79,638              27,421                9,483
Receivable for investment securities sold                  491,797             124,729              267,761
-------------------------------------------------------------------------------------------------------------
Total assets                                            47,113,758          20,277,991           35,269,578
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
Options contracts written, at value (premiums
  received $214,427, $77,873 and $ -- )                    254,415             103,247                   --
Bank overdraft                                             100,992                  --                   --
Capital shares payable                                   1,173,959             127,791              914,924
Payable upon return of securities loaned                 1,981,953           1,010,786            5,991,005
Accrued investment management services fee                     557                 239                  366
Accrued distribution fees                                      791                 319                  453
Accrued transfer agency fees                                 1,227                 503                  742
Accrued administrative services fees                            74                  31                   48
Accrued plan administration services fees                    2,335                 490                  868
Other accrued expenses                                      79,361              53,225               57,725
-------------------------------------------------------------------------------------------------------------
Total liabilities                                        3,595,664           1,296,631            6,966,131
-------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock    $ 43,518,094         $18,981,360          $28,303,447
-------------------------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital stock -- $.001 par value                      $      6,101         $     2,588          $     3,770
Additional paid-in capital                              54,080,288          24,790,729           32,930,736
Undistributed (excess of distributions over) net
  investment income                                         (1,405)            127,195               82,625
Accumulated net realized gain (loss)                   (14,018,645)         (6,895,721)          (4,513,279)
Unrealized appreciation (depreciation) on
  investments                                            3,451,755             956,569             (200,405)
-------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                           $ 43,518,094         $18,981,360          $28,303,447
-------------------------------------------------------------------------------------------------------------
*Value of securities on loan                          $  1,936,859         $   988,438          $ 5,840,438
-------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                 Class A           $14,571,851           $8,431,430          $13,776,446
                                          Class C           $20,204,253           $8,488,666          $11,022,424
                                          Class R           $ 8,692,052           $2,032,496          $ 3,485,688
                                          Class R5          $    49,938           $   28,768          $    18,889
Outstanding shares of capital stock:      Class A             2,043,601            1,139,736            1,816,859
                                          Class C             2,831,130            1,168,450            1,486,816
                                          Class R             1,219,752              276,285              463,580
                                          Class R5                7,006                3,834                2,466
Net asset value per share:                Class A(1)        $      7.13           $     7.40          $      7.58
                                          Class C           $      7.14           $     7.26          $      7.41
                                          Class R           $      7.13           $     7.36          $      7.52
                                          Class R5          $      7.13           $     7.50          $      7.66
-------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman TargETFund Core, Seligman TargETFund 2015 and Seligman TargETFund 2025 is $7.56, $7.85 and $8.04, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  53

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                                                    SELIGMAN             SELIGMAN
SEPT. 30, 2010                                                  TARGETFUND 2035      TARGETFUND 2045
ASSETS:
Investments in securities, at value
Unaffiliated issuers
  (identified cost $7,804,766 and $4,053,759)                     $ 9,108,745          $ 4,697,647
Affiliated money market fund
  (identified cost $38,171 and $82,997)                                38,171               82,997
----------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $7,842,937 and $4,136,756)                       9,146,916            4,780,644
Receivable from Investment Manager                                        214                  174
Capital shares receivable                                              17,768                5,303
Dividend and accrued interest receivable                                7,202                3,797
Receivable for investment securities sold                              97,153                   --
----------------------------------------------------------------------------------------------------
Total assets                                                        9,269,253            4,789,918
----------------------------------------------------------------------------------------------------
LIABILITIES:
Capital shares payable                                                194,352               38,324
Accrued investment management services fee                                115                   59
Accrued distribution fees                                                 126                   59
Accrued transfer agency fees                                              220                  114
Accrued administrative services fees                                       15                    8
Accrued plan administration services fees                                 381                  141
Other accrued expenses                                                 39,736               36,555
----------------------------------------------------------------------------------------------------
Total liabilities                                                     234,945               75,260
----------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                $ 9,034,308          $ 4,714,658
----------------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital stock -- $.001 par value                                  $     1,155          $       600
Additional paid-in capital                                          9,322,596            5,385,061
Undistributed net investment income                                    14,730               33,333
Accumulated net realized gain (loss)                               (1,608,152)          (1,348,224)
Unrealized appreciation (depreciation) on investments               1,303,979              643,888
----------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                   $ 9,034,308          $ 4,714,658
----------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:           Class A            $5,019,489           $2,987,305
                                                       Class C            $2,439,566           $1,108,662
                                                       Class R            $1,566,317           $  599,863
                                                       Class R5           $    8,936           $   18,828
Outstanding shares of capital stock:                   Class A               638,022              378,677
                                                       Class C               315,523              143,166
                                                       Class R               199,853               76,061
                                                       Class R5                1,121                2,363
Net asset value per share:                             Class A(1)         $     7.87           $     7.89
                                                       Class C            $     7.73           $     7.74
                                                       Class R            $     7.84           $     7.89
                                                       Class R5           $     7.97           $     7.97
-----------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman TargETFund 2035 and Seligman TargETFund 2045 is $8.35 and $8.37, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
54  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                        SELIGMAN             SELIGMAN             SELIGMAN
YEAR ENDED SEPT. 30, 2010                           TARGETFUND CORE      TARGETFUND 2015      TARGETFUND 2025
Income:
Dividends                                              $1,382,345           $  535,207          $   640,904
Income distributions from affiliated money market
  fund                                                        629                  359                  537
Income from securities lending -- net                      23,633                9,796               34,322
-------------------------------------------------------------------------------------------------------------
Total income                                            1,406,607              545,362              675,763
-------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                        252,193              106,693              150,746
Distribution fees
  Class A                                                  46,960               27,239               40,548
  Class C                                                 267,670              106,259              130,577
  Class R                                                  48,572                9,279               17,609
Transfer agency fees
  Class A                                                  28,098               16,562               23,069
  Class C                                                  40,889               16,490               19,070
  Class R                                                   5,301                1,041                1,953
  Class R5                                                     89                   41                  181
Administrative services fees                               33,256               14,070               19,879
Plan administration services fees -- Class R               22,636                4,271                8,177
Compensation of board members                               1,648                  668                  952
Custodian fees                                              7,960                8,244                3,825
Printing and postage                                       25,111               13,230               20,315
Registration fees                                          44,700               42,700               42,800
Professional fees                                          21,107               23,563               23,480
Other                                                      14,215                8,473               11,057
-------------------------------------------------------------------------------------------------------------
Total expenses                                            860,405              398,823              514,238
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                            (91,716)             (84,257)             (83,001)
-------------------------------------------------------------------------------------------------------------
Total net expenses                                        768,689              314,566              431,237
-------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           637,918              230,796              244,526
-------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                     4,236              408,749           (1,388,924)
  Options contracts written                             1,286,788              474,079                   --
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 1,291,024              882,828           (1,388,924)
Net change in unrealized appreciation
  (depreciation) on investments                         4,205,042            1,852,942            4,945,952
-------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          5,496,066            2,735,770            3,557,028
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $6,133,984           $2,966,566          $ 3,801,554
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  55

STATEMENTS OF OPERATIONS (continued) -------------------------------------------




                                                                    SELIGMAN             SELIGMAN
YEAR ENDED SEPT. 30, 2010                                       TARGETFUND 2035      TARGETFUND 2045
Income:
Dividends                                                          $  180,371           $  89,900
Income distributions from affiliated money market fund                    188                 112
----------------------------------------------------------------------------------------------------
Total income                                                          180,559              90,012
----------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                     44,378              21,813
Distribution fees
  Class A                                                              13,737               7,792
  Class C                                                              26,385              10,578
  Class R                                                               8,018               3,009
Transfer agency fees
  Class A                                                               7,956               7,236
  Class C                                                               3,935               2,509
  Class R                                                                 880                 337
  Class R5                                                                 12                  12
Administrative services fees                                            5,852               2,876
Plan administration services fees -- Class R                            3,726               1,396
Compensation of board members                                             327                 175
Custodian fees                                                          7,210               7,840
Printing and postage                                                   15,475              14,870
Registration fees                                                      42,616              41,631
Professional fees                                                      22,996              23,131
Other                                                                   1,056                  --
----------------------------------------------------------------------------------------------------
Total expenses                                                        204,559             145,205
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (84,878)            (88,643)
----------------------------------------------------------------------------------------------------
Total net expenses                                                    119,681              56,562
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        60,878              33,450
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on securities transactions                  (679,231)           (192,513)
Net change in unrealized appreciation (depreciation) on
  investments                                                       1,785,115             720,086
----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      1,105,884             527,573
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       $1,166,762           $ 561,023
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
56  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                SELIGMAN TARGETFUND CORE            SELIGMAN TARGETFUND 2015
YEAR ENDED SEPT. 30,                             2010              2009              2010              2009
OPERATIONS AND DISTRIBUTIONS:
Investment income (loss) -- net              $    637,918      $  1,192,531      $    230,796      $   486,103
Net realized gain (loss) on investments         1,291,024       (14,444,757)          882,828       (6,316,421)
Net change in unrealized appreciation
  (depreciation) on investments                 4,205,042         8,194,546         1,852,942        2,483,779
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     6,133,984        (5,057,680)        2,966,566       (3,346,539)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (301,517)         (480,591)         (211,776)        (221,460)
    Class C                                      (232,726)         (525,794)         (133,596)        (197,341)
    Class R                                      (136,336)         (193,654)          (26,147)         (26,906)
    Class R5                                       (3,092)           (6,719)             (476)          (6,566)
  Net realized gain
    Class A                                            --                --                --           (4,474)
    Class C                                            --                --                --           (4,537)
    Class R                                            --                --                --             (566)
    Class R5                                           --                --                --             (126)
  Tax return of capital
    Class A                                        (5,680)               --                --               --
    Class C                                        (4,384)               --                --               --
    Class R                                        (2,568)               --                --               --
    Class R5                                          (58)               --                --               --
--------------------------------------------------------------------------------------------------------------
Total distributions                              (686,361)       (1,206,758)         (371,995)        (461,976)
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales
  Class A shares                                4,636,610         5,887,443         2,176,968        4,154,751
  Class C shares                                3,362,663         3,870,456           748,750        1,323,276
  Class R shares                                1,843,586         2,888,854           578,351          790,617
  Class R5 shares                                 157,870           644,800            64,224           16,721
Reinvestment of distributions at net asset
  value
  Class A shares                                  204,686           383,630           155,572          219,237
  Class C shares                                  127,838           406,585           100,484          192,628
  Class R shares                                   30,817           127,202            15,010           27,472
  Class R5 shares                                   3,150             6,719               476            6,693
Payments for redemptions
  Class A shares                              (12,217,449)       (9,654,896)       (8,040,451)      (6,691,115)
  Class C shares                              (14,861,265)      (13,551,954)       (5,744,652)      (4,252,056)
  Class R shares                               (3,682,189)       (2,931,156)         (254,680)        (724,679)
  Class R5 shares                                (229,300)         (951,503)          (68,051)        (455,294)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                  (20,622,983)      (12,873,820)      (10,267,999)      (5,391,749)
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (15,175,360)      (19,138,258)       (7,673,428)      (9,200,264)
Net assets at beginning of year                58,693,454        77,831,712        26,654,788       35,855,052
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 43,518,094      $ 58,693,454      $ 18,981,360      $26,654,788
--------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income                $     (1,405)     $     11,990      $    127,195      $   268,394
--------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  57

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




                                                 SELIGMAN TARGETFUND 2025          SELIGMAN TARGETFUND 2035
YEAR ENDED SEPT. 30,                              2010              2009             2010             2009
OPERATIONS AND DISTRIBUTIONS:
Investment income (loss) -- net               $    244,526      $   517,152      $    60,878      $   134,104
Net realized gain (loss) on investments         (1,388,924)      (2,800,209)        (679,231)        (797,441)
Net change in unrealized appreciation
  (depreciation) on investments                  4,945,952          506,368        1,785,115        1,150,653
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      3,801,554       (1,776,689)       1,166,762          487,316
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                       (223,442)        (170,427)         (55,856)         (58,346)
    Class C                                        (86,095)        (122,448)          (8,782)         (22,455)
    Class R                                        (38,450)         (22,624)         (11,012)         (18,022)
    Class R5                                        (4,024)         (12,360)             (47)          (3,018)
  Net realized gain
    Class A                                             --               --               --          (55,104)
    Class C                                             --               --               --          (24,161)
    Class R                                             --               --               --          (17,608)
    Class R5                                            --               --               --           (2,700)
-------------------------------------------------------------------------------------------------------------
Total distributions                               (352,011)        (327,859)         (75,697)        (201,414)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales
  Class A shares                                 4,868,098        4,542,135        1,765,860        2,761,948
  Class C shares                                 1,935,162        2,385,956          883,581        1,218,485
  Class R shares                                   978,444        1,197,924          644,810        1,137,195
  Class R5 shares                                  263,490           55,837           12,527           14,689
Reinvestment of distributions at net asset
  value
  Class A shares                                   164,843          163,981           41,980          112,313
  Class C shares                                    59,197          117,808            4,486           44,102
  Class R shares                                     9,621           22,624            6,771           35,630
  Class R5 shares                                    4,024           12,360               47            5,717
Payments for redemptions
  Class A shares                               (10,623,136)      (4,187,215)      (3,407,212)      (1,441,615)
  Class C shares                                (5,620,217)      (4,086,707)      (1,132,565)        (661,515)
  Class R shares                                (1,017,797)        (379,293)        (723,759)        (716,475)
  Class R5 shares                                 (516,846)        (761,566)         (13,214)        (173,339)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                    (9,495,117)        (916,156)      (1,916,688)       2,337,135
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         (6,045,574)      (3,020,704)        (825,623)       2,623,037
Net assets at beginning of year                 34,349,021       37,369,725        9,859,931        7,236,894
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 28,303,447      $34,349,021      $ 9,034,308      $ 9,859,931
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income           $     82,625      $   190,110      $    14,730      $    29,549
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
58  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




                                                                       SELIGMAN TARGETFUND 2045
YEAR ENDED SEPT. 30,                                                     2010             2009
OPERATIONS AND DISTRIBUTIONS:
Investment income (loss) -- net                                      $    33,450      $    81,259
Net realized gain (loss) on investments                                 (192,513)        (994,159)
Net change in unrealized appreciation (depreciation) on investments      720,086          897,970
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          561,023          (14,930)
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (16,763)         (38,641)
    Class C                                                                 (950)          (8,810)
    Class R                                                                   --          (10,963)
    Class R5                                                                 (81)          (4,537)
  Net realized gain
    Class A                                                                   --          (42,075)
    Class C                                                                   --          (10,929)
    Class R                                                                   --          (12,349)
    Class R5                                                                  --           (4,680)
-------------------------------------------------------------------------------------------------
Total distributions                                                      (17,794)        (132,984)
-------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales
  Class A shares                                                       1,170,623        1,298,328
  Class C shares                                                         564,929          433,751
  Class R shares                                                         257,072          616,747
  Class R5 shares                                                             --           16,485
Reinvestment of distributions at net asset value
  Class A shares                                                          11,049           77,918
  Class C shares                                                             355           17,079
  Class R shares                                                              --           23,311
  Class R5 shares                                                             81            9,217
Payments for redemptions
  Class A shares                                                      (1,780,693)      (1,070,913)
  Class C shares                                                        (449,728)        (360,683)
  Class R shares                                                        (241,017)        (647,105)
  Class R5 shares                                                         (1,207)        (238,746)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (468,536)         175,389
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   74,693           27,475
Net assets at beginning of year                                        4,639,965        4,612,490
-------------------------------------------------------------------------------------------------
Net assets at end of year                                            $ 4,714,658      $ 4,639,965
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $    33,333      $    17,677
-------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  59

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.
Seligman TargETFund Core


                                                                     Year ended Sept. 30,
CLASS A                                            --------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.44       $6.79        $8.18       $7.60       $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11         .14          .21         .17         .17
Net gains (losses) (both realized and
 unrealized)                                          .70        (.34)       (1.38)        .60         .43
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .81        (.20)       (1.17)        .77         .60
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)       (.15)        (.21)       (.17)       (.14)
Distributions from realized gains                      --          --         (.01)       (.02)       (.00)(b)
Tax return of capital                                (.00)(c)      --           --          --          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.12)       (.15)        (.22)       (.19)       (.14)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.13       $6.44        $6.79       $8.18       $7.60
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.60%      (2.69%)     (14.56%)     10.14%       8.58%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                               1.12%       1.44%        1.16%       1.16%       1.51%(e)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                             .98%        .98%         .96%        .97%        .98%(e)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.55%       2.55%        2.80%       2.06%       2.34%(e)
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $15         $20          $26         $33         $16
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               21%         45%          46%         33%         22%
-----------------------------------------------------------------------------------------------------------



                                                                     Year ended Sept. 30,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007      2006(a)
Net asset value, beginning of period                $6.44       $6.79        $8.18      $7.61       $7.14
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .05         .10          .15        .10         .12
Net gains (losses) (both realized and
 unrealized)                                          .71        (.35)       (1.38)       .60         .44
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .76        (.25)       (1.23)       .70         .56
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.06)       (.10)        (.15)      (.11)       (.09)
Distributions from realized gains                      --          --         (.01)      (.02)       (.00)(b)
Tax return of capital                                (.00)(c)      --           --         --          --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.06)       (.10)        (.16)      (.13)       (.09)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.14       $6.44        $6.79      $8.18       $7.61
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.87%      (3.43%)     (15.21%)     9.20%       8.03%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                               1.88%       2.20%        1.93%      1.92%       2.26%(e)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                            1.73%       1.73%        1.73%      1.73%       1.73%(e)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .80%       1.80%        2.03%      1.30%       1.59%(e)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $20         $29          $42        $24         $12
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               21%         45%          46%        33%         22%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
60  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     Year ended Sept. 30,
CLASS R*                                           -------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007      2006(a)
Net asset value, beginning of period                $6.43       $6.78        $8.17      $7.59       $7.14
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09         .13          .19        .14         .15
Net gains (losses) (both realized and
 unrealized)                                          .71        (.35)       (1.38)       .60         .43
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .80        (.22)       (1.19)       .74         .58
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.10)       (.13)        (.19)      (.14)       (.13)
Distributions from realized gains                      --          --         (.01)      (.02)       (.00)(b)
Tax return of capital                                (.00)(c)      --           --         --          --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.10)       (.13)        (.20)      (.16)       (.13)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.13       $6.43        $6.78      $8.17       $7.59
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.50%      (2.96%)     (14.80%)     9.82%       8.32%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                               1.51%       1.74%        1.43%      1.42%       1.76%(e)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                            1.23%       1.23%        1.23%      1.23%       1.23%(e)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.32%       2.28%        2.53%      1.80%       2.09%(e)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $9         $10          $10         $7          $1
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               21%         45%          46%        33%         22%
----------------------------------------------------------------------------------------------------------



                                                                     Year ended Sept. 30,
CLASS R5                                           --------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.44       $6.79        $8.18       $7.61       $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12         .16          .24         .19         .20
Net gains (losses) (both realized and
 unrealized)                                          .71        (.34)       (1.39)        .60         .43
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .83        (.18)       (1.15)        .79         .63
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.14)       (.17)        (.23)       (.20)       (.16)
Distributions from realized gains                      --          --         (.01)       (.02)       (.00)(b)
Tax return of capital                                (.00)(c)      --           --          --          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.14)       (.17)        (.24)       (.22)       (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.13       $6.44        $6.79       $8.18       $7.61
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       13.03%      (2.35%)     (14.28%)     10.43%       9.03%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                .78%       2.36%        1.44%        .97%        .90%(e)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                             .61%        .61%         .61%        .61%        .61%(e)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.82%       2.90%        3.15%       2.42%       2.71%(e)
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--         $--           $1          $1          $1
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               21%         45%          46%         33%         22%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  61

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
*   Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(a) Period from Oct. 3, 2005 (commencement of operations) to Sept. 30, 2006.
(b) A short-term gain of $.004 per share was paid.
(c) Rounds to less than $0.01 per share.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
62  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman TargETFund 2015


                                                                     Year ended Sept. 30,
CLASS A                                            --------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.63       $7.10        $8.91       $7.86        $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09         .13          .13         .10          .08
Net gains (losses) (both realized and
 unrealized)                                          .81        (.50)       (1.78)       1.03          .69
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .90        (.37)       (1.65)       1.13          .77
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.13)       (.10)        (.09)       (.07)        (.05)
Distributions from realized gains                      --        (.00)(b)     (.07)       (.01)          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.13)       (.10)        (.16)       (.08)        (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.40       $6.63        $7.10       $8.91        $7.86
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       13.64%      (4.85%)     (18.82%)     14.53%       10.78%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.33%       1.67%        1.24%       1.27%        1.88%(d)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .98%        .98%         .96%        .96%         .98%(d)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.34%       2.30%        1.66%       1.20%        1.12%(d)
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $8         $13          $17         $20           $9
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               19%         58%          70%         19%          12%
-----------------------------------------------------------------------------------------------------------



                                                                     Year ended Sept. 30,
CLASS C                                            --------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.52       $7.02        $8.85       $7.84        $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04         .08          .07         .04          .03
Net gains (losses) (both realized and
 unrealized)                                          .78        (.49)       (1.75)       1.02          .71
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .82        (.41)       (1.68)       1.06          .74
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.08)       (.09)        (.08)       (.04)        (.04)
Distributions from realized gains                      --        (.00)(b)     (.07)       (.01)          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.08)       (.09)        (.15)       (.05)        (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.26       $6.52        $7.02       $8.85        $7.84
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.61%      (5.55%)     (19.33%)     13.56%       10.43%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               2.08%       2.41%        2.01%       2.04%        2.63%(d)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.73%       1.73%        1.73%       1.73%        1.73%(d)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .59%       1.55%         .89%        .43%         .37%(d)
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $8         $12          $17         $15           $9
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               19%         58%          70%         19%          12%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  63

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                     Year ended Sept. 30,
CLASS R*                                           --------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.60       $7.08        $8.89       $7.85        $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08         .11          .11         .08          .06
Net gains (losses) (both realized and
 unrealized)                                          .79        (.49)       (1.76)       1.03          .70
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .87        (.38)       (1.65)       1.11          .76
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)       (.10)        (.09)       (.06)        (.05)
Distributions from realized gains                      --        (.00)(b)     (.07)       (.01)          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.11)       (.10)        (.16)       (.07)        (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.36       $6.60        $7.08       $8.89        $7.85
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       13.30%      (5.07%)     (18.89%)     14.20%       10.63%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.73%       1.94%        1.51%       1.54%        2.13%(d)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.23%       1.23%        1.23%       1.23%        1.23%(d)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.11%       2.06%        1.39%        .93%         .87%(d)
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2          $1           $1          $1          $--
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               19%         58%          70%         19%          12%
-----------------------------------------------------------------------------------------------------------



                                                                     Year ended Sept. 30,
CLASS R5                                           --------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.70       $7.16        $8.95       $7.88        $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12         .15          .16         .13          .11
Net gains (losses) (both realized and
 unrealized)                                          .81        (.50)       (1.78)       1.03          .68
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .93        (.35)       (1.62)       1.16          .79
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.13)       (.11)        (.10)       (.08)        (.05)
Distributions from realized gains                      --        (.00)(b)     (.07)       (.01)          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.13)       (.11)        (.17)       (.09)        (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.50       $6.70        $7.16       $8.95        $7.88
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       13.97%      (4.57%)     (18.42%)     14.84%       11.11%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.04%       1.85%        1.09%       1.01%        1.02%(d)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .61%        .61%         .61%        .61%         .61%(d)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.65%       2.79%        2.01%       1.55%        1.49%(d)
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--         $--           $1          $1           $1
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               19%         58%          70%         19%          12%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
64  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
*   Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(a) Period from Oct. 3, 2005 (commencement of operations) to Sept. 30, 2006.
(b) Rounds to less than $0.01 per share.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  65

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman TargETFund 2025


                                                                     Year ended Sept. 30,
CLASS A                                            --------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.84       $7.14        $9.26       $7.87        $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08         .12          .07         .05          .03
Net gains (losses) (both realized and
 unrealized)                                          .75        (.35)       (2.08)       1.40          .74
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .83        (.23)       (2.01)       1.45          .77
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)       (.07)        (.05)       (.05)          --
Distributions from realized gains                      --          --         (.05)       (.01)        (.04)
Tax return of capital                                  --          --         (.01)         --           --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.09)       (.07)        (.11)       (.06)        (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.58       $6.84        $7.14       $9.26        $7.87
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.23%      (2.94%)     (21.91%)     18.53%       10.87%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.22%       1.63%        1.28%       1.34%        2.01%(c)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .98%        .98%         .97%        .97%         .98%(c)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.07%       2.17%         .86%        .59%         .34%(c)
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $14         $18          $18         $16           $7
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                7%         13%          61%         12%          17%
-----------------------------------------------------------------------------------------------------------



                                                                     Year ended Sept. 30,
CLASS C                                            --------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.69       $7.02        $9.17       $7.84        $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .02         .08          .01        (.02)        (.03)
Net gains (losses) (both realized and
 unrealized)                                          .74        (.35)       (2.07)       1.40          .77
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .76        (.27)       (2.06)       1.38          .74
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)       (.06)        (.03)         --           --
Distributions from realized gains                      --          --         (.05)       (.05)        (.04)
Tax return of capital                                  --          --         (.01)         --           --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.04)       (.06)        (.09)       (.05)        (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.41       $6.69        $7.02       $9.17        $7.84
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.47%      (3.64%)     (22.61%)     17.63%       10.42%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.97%       2.38%        2.04%       2.10%        2.76%(c)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.73%       1.73%        1.73%       1.73%        1.73%(c)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .30%       1.39%         .10%       (.17%)       (.41%)(c)
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $11         $13          $16         $12           $6
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                7%         13%          61%         12%          17%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
66  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     Year ended Sept. 30,
CLASS R*                                           --------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.79       $7.10        $9.23       $7.86        $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06         .10          .05         .03          .01
Net gains (losses) (both realized and
 unrealized)                                          .75        (.35)       (2.07)       1.40          .75
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .81        (.25)       (2.02)       1.43          .76
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.08)       (.06)        (.05)       (.03)          --
Distributions from realized gains                      --          --         (.05)       (.03)        (.04)
Tax return of capital                                  --          --         (.01)         --           --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.08)       (.06)        (.11)       (.06)        (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.52       $6.79        $7.10       $9.23        $7.86
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.99%      (3.18%)     (22.12%)     18.27%       10.72%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.62%       1.92%        1.54%       1.60%        2.26%(c)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.23%       1.23%        1.23%       1.23%        1.23%(c)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .81%       1.78%         .60%        .33%         .09%(c)
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3          $3           $2          $1          $--
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                7%         13%          61%         12%          17%
-----------------------------------------------------------------------------------------------------------



                                                                     Year ended Sept. 30,
CLASS R5                                           --------------------------------------------------------
PER SHARE DATA                                      2010        2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.90       $7.18        $9.30       $7.88        $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09         .16          .10         .08          .05
Net gains (losses) (both realized and
 unrealized)                                          .78        (.37)       (2.10)       1.41          .73
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .87        (.21)       (2.00)       1.49          .78
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)       (.07)        (.06)       (.06)          --
Distributions from realized gains                      --          --         (.05)       (.01)        (.04)
Tax return of capital                                  --          --         (.01)         --           --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.11)       (.07)        (.12)       (.07)        (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.66       $6.90        $7.18       $9.30        $7.88
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.77%      (2.55%)     (21.75%)     19.01%       11.05%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .90%       1.34%         .90%        .97%        1.02%(c)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .61%        .61%         .62%        .61%         .61%(c)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.26%       3.04%        1.21%        .95%         .71%(c)
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--         $--           $1          $2           $1
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                7%         13%          61%         12%          17%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  67

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
*   Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(a) For the period from Oct. 3, 2005 (commencement of operations) to Sept. 30, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
68  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman TargETFund 2035


                                                               Year ended Sept. 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010        2009         2008       2007(a)
Net asset value, beginning of period                $7.09       $7.45        $9.74        $8.10
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .07         .11          .06          .14
Net gains (losses) (both realized and
 unrealized)                                          .78        (.29)       (2.26)        1.55
-----------------------------------------------------------------------------------------------
Total from investment operations                      .85        (.18)       (2.20)        1.69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)       (.09)        (.08)        (.05)
Distributions from realized gains                      --        (.09)        (.01)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.07)       (.18)        (.09)        (.05)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.87       $7.09        $7.45        $9.74
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.03%      (1.71%)     (22.78%)      20.97%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.83%       2.47%        2.22%        6.48%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .98%        .98%         .98%         .14%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                         .89%       1.99%         .68%        1.20%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $5          $6           $4           $3
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%         16%          38%           3%
-----------------------------------------------------------------------------------------------



                                                               Year ended Sept. 30,
CLASS C                                            --------------------------------------------
PER SHARE DATA                                      2010        2009         2008       2007(a)
Net asset value, beginning of period                $6.97       $7.38        $9.70        $8.10
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .01         .07         (.01)         .07
Net gains (losses) (both realized and
 unrealized)                                          .77        (.32)       (2.24)        1.56
-----------------------------------------------------------------------------------------------
Total from investment operations                      .78        (.25)       (2.25)        1.63
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.02)       (.07)        (.06)        (.03)
Distributions from realized gains                      --        (.09)        (.01)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.02)       (.16)        (.07)        (.03)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.73       $6.97        $7.38        $9.70
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.27%      (2.62%)     (23.34%)      20.19%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.58%       3.26%        2.97%        7.23%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.73%       1.73%        1.73%         .35%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                         .10%       1.31%        (.07%)        .99%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2          $2           $2           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%         16%          38%           3%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  69

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               Year ended Sept. 30,
CLASS R*                                           --------------------------------------------
PER SHARE DATA                                      2010        2009         2008       2007(a)
Net asset value, beginning of period                $7.06       $7.44        $9.74        $8.10
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04         .11          .04          .11
Net gains (losses) (both realized and
 unrealized)                                          .79        (.32)       (2.25)        1.57
-----------------------------------------------------------------------------------------------
Total from investment operations                      .83        (.21)       (2.21)        1.68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.05)       (.08)        (.04)        (.04)
Distributions from realized gains                      --        (.09)        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.05)       (.17)        (.09)        (.04)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.84       $7.06        $7.44        $9.74
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.86%      (2.04%)     (22.92%)      20.84%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.22%       2.70%        2.47%        6.72%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.23%       1.23%        1.23%           --(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                         .55%       1.89%         .43%        1.47%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2          $1           $1          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%         16%          38%           3%
-----------------------------------------------------------------------------------------------



                                                               Year ended Sept. 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010        2009         2008       2007(a)
Net asset value, beginning of period                $7.13       $7.47        $9.74        $8.10
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08         .22          .09          .17
Net gains (losses) (both realized and
 unrealized)                                          .80        (.38)       (2.26)        1.53
-----------------------------------------------------------------------------------------------
Total from investment operations                      .88        (.16)       (2.17)        1.70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)       (.09)        (.10)        (.06)
Distributions from realized gains                      --        (.09)          --           --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.04)       (.18)        (.10)        (.06)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.97       $7.13        $7.47        $9.74
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.42%      (1.33%)     (22.51%)      21.04%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.69%       2.34%        1.46%        2.98%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .61%        .60%         .61%           --(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.10%       4.01%        1.05%        2.53%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--         $--          $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%         16%          38%           3%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
70  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
*   Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(a) For the period from Oct. 2, 2006 (commencement of operations) to Sept. 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  71

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman TargETFund 2045


                                                               Year ended Sept. 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010        2009         2008       2007(a)
Net asset value, beginning of period                $7.06       $7.46        $9.74        $8.10
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .07         .12          .06          .07
Net gains (losses) (both realized and
 unrealized)                                          .80        (.33)       (2.25)        1.62
-----------------------------------------------------------------------------------------------
Total from investment operations                      .87        (.21)       (2.19)        1.69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)       (.09)        (.07)        (.05)
Distributions from realized gains                      --        (.10)        (.01)          --
Return of capital                                      --          --         (.01)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.04)       (.19)        (.09)        (.05)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.89       $7.06        $7.46        $9.74
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.33%      (2.00%)     (22.70%)      20.97%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.83%       3.53%        2.72%       11.04%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .98%        .98%         .96%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                         .91%       2.10%         .73%         .71%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3          $3           $3           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               24%         36%          48%          34%
-----------------------------------------------------------------------------------------------



                                                               Year ended Sept. 30,
CLASS C                                            --------------------------------------------
PER SHARE DATA                                      2010        2009         2008       2007(a)
Net asset value, beginning of period                $6.96       $7.39        $9.70        $8.10
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .01         .08           --           --
Net gains (losses) (both realized and
 unrealized)                                          .78        (.33)       (2.24)        1.63
-----------------------------------------------------------------------------------------------
Total from investment operations                      .79        (.25)       (2.24)        1.63
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.01)       (.08)          --           --
Distributions from realized gains                      --        (.10)        (.06)        (.03)
Return of capital                                      --          --         (.01)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.01)       (.18)        (.07)        (.03)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.74       $6.96        $7.39        $9.70
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.31%      (2.64%)     (23.22%)      20.19%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               3.66%       4.28%        3.47%       11.78%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.73%       1.72%        1.70%        1.29%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                         .14%       1.38%        (.01%)        .05%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $1           $1          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               24%         36%          48%          34%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
72  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                               Year ended Sept. 30,
CLASS R*                                           --------------------------------------------
PER SHARE DATA                                      2010        2009         2008       2007(a)
Net asset value, beginning of period                $7.04       $7.45        $9.74        $8.10
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04         .21          .04          .05
Net gains (losses) (both realized and
 unrealized)                                          .81        (.43)       (2.25)        1.63
-----------------------------------------------------------------------------------------------
Total from investment operations                      .85        (.22)       (2.21)        1.68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --        (.09)        (.05)        (.04)
Distributions from realized gains                      --        (.10)        (.02)          --
Return of capital                                      --          --         (.01)          --
-----------------------------------------------------------------------------------------------
Total distributions                                    --        (.19)        (.08)        (.04)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.89       $7.04        $7.45        $9.74
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.07%      (2.20%)     (22.85%)      20.84%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.94%       3.77%        2.97%       11.28%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.23%       1.23%        1.20%         .60%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                         .59%       1.91%         .49%         .74%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $1          $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               24%         36%          48%          34%
-----------------------------------------------------------------------------------------------



                                                               Year ended Sept. 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010        2009         2008       2007(a)
Net asset value, beginning of period                $7.11       $7.48        $9.74        $8.10
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09         .06          .10          .10
Net gains (losses) (both realized and
 unrealized)                                          .80        (.24)       (2.27)        1.60
-----------------------------------------------------------------------------------------------
Total from investment operations                      .89        (.18)       (2.17)        1.70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)       (.09)        (.08)        (.06)
Distributions from realized gains                      --        (.10)          --           --
Return of capital                                      --          --         (.01)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.03)       (.19)        (.09)        (.06)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.97       $7.11        $7.48        $9.74
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.62%      (1.49%)     (22.45%)      21.04%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               3.27%       2.05%        1.44%        3.78%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .61%        .61%         .58%         .20%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.24%       3.78%        1.11%        1.14%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--         $--          $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               24%         36%          48%          34%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  73

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

*   Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(a) Period from Oct. 2, 2006 (commencement of operations) to Sept. 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
74  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Each Fund is a series of Seligman TargetHorizon ETF Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. Each Fund has 600 million authorized shares of capital stock. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in securities issued by those investment companies commonly referred to as "exchange-traded funds"* or "ETFs", whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Each ETF generally tracks a securities index or a basket of securities. In addition to investments in shares of ETFs (Underlying
ETFs), a Fund may invest in U.S. government securities, high-quality short term debt instruments, cash and cash equivalents.

Seligman TargETFund Core (TargETFund Core) -- is designed for investors who are retired, expected to retire within a short time or otherwise intends to seek withdrawal from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity and fixed-income asset classes.

Seligman TargETFund 2015 (TargETFund 2015) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015. During 2015, TargETFund 2015 will be combined with TargETFund Core, and TargETFund 2015 shareholders will automatically become shareholders of TargETFund Core.

Seligman TargETFund 2025 (TargETFund 2025) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025. During 2025, TargETFund 2025 will be combined with TargETFund Core, and TargETFund 2025 shareholders will automatically become shareholders of TargETFund Core.

Seligman TargETFund 2035 (TargETFund 2035) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035. During 2035, TargETFund 2035 will be combined with TargETFund Core, and TargETFund 2035 shareholders will automatically become shareholders of TargETFund Core.

Seligman TargETFund 2045 (TargETFund 2045) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045. During 2045, TargETFund 2045 will be combined with TargETFund Core, and TargETFund 2045 shareholders will automatically become shareholders of TargETFund Core.

Each Fund offers Class A, Class C, Class R and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

-  Class C shares may be subject to a contingent deferred sales charge (CDSC).

- Class R and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

Class B shares were authorized by each Fund's Board of Directors (the Board) but are not currently offered.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the underlying ETFs, please refer to the section "Underlying ETFs" in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by

--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  75

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Funds, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for TargETFund Core are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for TargETFund 2015, TargETFund 2025, TargETFund 2035 and TargETFund 2045 are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the Underlying ETFs, are accounted for on the date securities are purchased or sold. Income and capital gain distributions from the Underlying ETFs, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
76  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

3. INVESTMENTS IN DERIVATIVES

The Funds may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Funds may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Funds to certain additional risks, including those detailed below.

OPTION TRANSACTIONS
The Funds may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Funds may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Funds to secure certain OTC options trades. Cash collateral held or posted by the Funds for such option trades must be returned to the counterparty or the Funds upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and option contracts written are recorded as liabilities of the Funds. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Funds will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The Funds' exposure in the case of the exercise of a written call option may be offset by the subsequent sale of the underlying financial instrument if owned by the Funds. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. Each Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Funds could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. For OTC options contracts, the transaction is also subject to counterparty credit risk.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on the Funds' operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolios of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

TargETFund Core

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2010


                                          ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
RISK EXPOSURE                        AND LIABILITIES                           AND LIABILITIES
CATEGORY                                LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                        Options contracts written,
Equity contracts                           N/A                  N/A     at value                       $254,415
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPT. 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
---------------------------------------------------------------------------------------------
Equity contracts                                                             $1,286,788
---------------------------------------------------------------------------------------------




     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
---------------------------------------------------------------------------------------------
Equity contracts                                                              $(277,185)
---------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
OPTIONS
The gross notional amount of contracts outstanding was approximately $6.7 million at Sept. 30, 2010. The monthly average gross notional amount for these contracts was $5.7 million for the year ended Sept. 30, 2010. The fair value of such contracts at Sept. 30, 2010 is set forth in the table above.

TargETFund 2015

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2010


                                          ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
RISK EXPOSURE                        AND LIABILITIES                           AND LIABILITIES
CATEGORY                                LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                        Options contracts written,
Equity contracts                           N/A                  N/A     at value                       $103,247
----------------------------------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPT. 30, 2010


             AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
--------------------------------------------------------------------------------------------
Equity contracts                                                              $474,079
--------------------------------------------------------------------------------------------




     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
---------------------------------------------------------------------------------------------
Equity contracts                                                              $(120,414)
---------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
OPTIONS
The gross notional amount of contracts outstanding was approximately $2.5 million at Sept. 30, 2010. The monthly average gross notional amount for these contracts was $2.2 million for the year ended Sept. 30, 2010. The fair value of such contracts at Sept. 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines from 0.455% to 0.365% as each Fund's net assets increase. The management fee for the year ended Sept. 30, 2010 was 0.455% of each Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines from 0.06% to 0.03% as each Fund's net assets increase. The administrative services fee was 0.06% of each Fund's average daily net assets for the year ended Sept. 30, 2010.


--------------------------------------------------------------------------------
78  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended Sept. 30, 2010, other expenses paid to this company were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
TargETFund Core                                                                   $155
TargETFund 2015                                                                    101
TargETFund 2025                                                                    117


For the year ended Sept. 30, 2010, there were no expenses incurred for these particular items for TargETFund 2035 and TargETFund 2045.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Funds under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Funds or certain other funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in each fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) is responsible for providing transfer agency services to the Funds.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A, and Class C shares that varied by class and annual asset-based service fees based on the Fund's average daily net assets attributable to Class R, and Class R5 shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc.), which are intended to reimburse the Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

For the year ended Sept.30, 2010, the Funds' effective transfer agent fee rate as a percentage of average net assets was as follows:

                                                                 CLASS A  CLASS C  CLASS R  CLASS R5
----------------------------------------------------------------------------------------------------
TargETFund Core                                                    0.15%    0.15%    0.05%    0.06%
TargETFund 2015                                                    0.15     0.16     0.06     0.06
TargETFund 2025                                                    0.14     0.15     0.06     0.06
TargETFund 2035                                                    0.15     0.15     0.05     0.07
TargETFund 2045                                                    0.23     0.24     0.06     0.07


Each Fund and certain other associated investment companies (together, the Guarantors) have severally, but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp.

--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  79

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

(SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Sept. 30, 2010, each Fund's total potential future obligation over the life of the Guaranty was as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
TargETFund Core                                                                 $71,877
TargETFund 2015                                                                  32,868
TargETFund 2025                                                                  39,615
TargETFund 2035                                                                  11,244
TargETFund 2045                                                                   5,795


The liability remaining for Non-Recurring Charges related to the Guaranty is included within other accrued expenses in the Statements of Assets and Liabilities. At Sept. 30, 2010 these amounts were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
TargETFund Core                                                                 $36,347
TargETFund 2015                                                                  16,638
TargETFund 2025                                                                  20,013
TargETFund 2035                                                                   5,680
TargETFund 2045                                                                   2,942


PLAN ADMINISTRATION SERVICES FEES
Prior to Sept. 7, 2010, under a Plan Administration Services Agreement, each Fund paid the Transfer Agent an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class C shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R shares.

For Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                             CLASS C
-----------------------------------------------------------------------------------------
TargETFund Core                                                                $1,787,000
TargETFund 2015                                                                   982,000
TargETFund 2025                                                                 1,063,000
TargETFund 2035                                                                   328,000
TargETFund 2045                                                                   192,000


These amounts are based on the most recent information available as of July 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the year ended Sept. 30, 2010 were as follows:

FUND                                                                       CLASS A  CLASS C
-------------------------------------------------------------------------------------------
TargETFund Core                                                            $12,761   $  452
TargETFund 2015                                                             14,080    1,242
TargETFund 2025                                                             24,016    1,011
TargETFund 2035                                                              4,431      151
TargETFund 2045                                                              6,216      308




--------------------------------------------------------------------------------
80  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Sept. 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

FUND                                                           CLASS A  CLASS C  CLASS R  CLASS R5
--------------------------------------------------------------------------------------------------
TargETFund Core                                                  0.98%    1.73%    1.23%    0.61%
TargETFund 2015                                                  0.98     1.73     1.23     0.61
TargETFund 2025                                                  0.98     1.73     1.23     0.61
TargETFund 2035                                                  0.98     1.73     1.23     0.61
TargETFund 2045                                                  0.98     1.73     1.23     0.61


The waived/reimbursed fees and expenses for transfer agency fees and other expenses at the class level were as follows:

FUND                                                           CLASS A  CLASS C  CLASS R  CLASS R5
--------------------------------------------------------------------------------------------------
TargETFund Core                                                 $5,556   $8,769  $16,279    $ 89
TargETFund 2015                                                  3,487    3,739    3,085      41
TargETFund 2025                                                  3,606    3,401    5,904     181
TargETFund 2035                                                  1,362      769    2,681      12
TargETFund 2045                                                  3,497    1,239    1,011      12


The management fees and other Fund level expenses waived/reimbursed were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
TargETFund Core                                                                 $61,023
TargETFund 2015                                                                  73,905
TargETFund 2025                                                                  69,909
TargETFund 2035                                                                  80,054
TargETFund 2045                                                                  82,884


The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Jan. 31, 2015, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A                                                                           0.98%
Class C                                                                           1.73
Class R                                                                           1.23
Class R5                                                                          0.61


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

For the year ended Sept. 30, 2010, cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund were as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
TargETFund Core                                                       $11,324,802  $30,155,455
TargETFund 2015                                                         4,367,048   14,459,779
TargETFund 2025                                                         2,395,252   11,181,721
TargETFund 2035                                                         1,491,335    3,301,990
TargETFund 2045                                                         1,124,886    1,547,236


Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  81

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                                TARGETFUND CORE         TARGETFUND 2015        TARGETFUND 2025
                                            ----------------------  ----------------------  --------------------
YEAR ENDED SEPT. 30,                           2010        2009        2010        2009        2010       2009
----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                           686,304   1,025,815     310,908     766,316     690,275   841,394
Reinvested distributions                        30,022      68,120      22,514      41,210      23,152    31,657
Redeemed                                    (1,792,345) (1,732,604) (1,134,332) (1,263,146) (1,458,897) (800,790)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                     (1,076,019)   (638,669)   (800,910)   (455,620)   (745,470)   72,261
----------------------------------------------------------------------------------------------------------------

CLASS C
Sold                                           498,443     690,101     110,580     247,999     276,999   443,108
Reinvested distributions                        18,861      72,694      14,734      36,691       8,457    23,100
Redeemed                                    (2,181,683) (2,438,419)   (838,925)   (793,728)   (801,550) (774,421)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                     (1,664,379) (1,675,624)   (713,611)   (509,038)   (516,094) (308,213)
----------------------------------------------------------------------------------------------------------------

CLASS R*
Sold                                           273,055     521,983      83,995     147,345     137,681   229,331
Reinvested distributions                         4,525      23,061       2,182       5,183       1,361     4,393
Redeemed                                      (541,716)   (521,286)    (36,632)   (130,070)   (144,553)  (61,875)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       (264,136)     23,758      49,545      22,458      (5,511)  171,849
----------------------------------------------------------------------------------------------------------------

CLASS R5
Sold                                            23,140     105,080       9,075       3,048      35,826    10,340
Reinvested distributions                           459       1,202          68       1,249         561     2,372
Redeemed                                       (32,925)   (165,557)     (9,074)    (84,918)    (69,492) (151,728)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                         (9,326)    (59,275)         69     (80,621)    (33,105) (139,016)
----------------------------------------------------------------------------------------------------------------



                                                               TARGETFUND 2035     TARGETFUND 2045
                                                             ------------------  ------------------
YEAR ENDED SEPT. 30,                                           2010      2009      2010      2009
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                          238,710   483,833   157,366   229,600
Reinvested distributions                                        5,688    21,072     1,493    14,729
Redeemed                                                     (446,982) (259,383) (235,433) (189,586)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                      (202,584)  245,522   (76,574)   54,743
---------------------------------------------------------------------------------------------------

CLASS C
Sold                                                          121,531   222,598    77,861    77,514
Reinvested distributions                                          615     8,368        49     3,259
Redeemed                                                     (152,867) (110,957)  (61,548)  (67,506)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                       (30,721)  120,009    16,362    13,267
---------------------------------------------------------------------------------------------------

CLASS R*
Sold                                                           87,502   202,045    34,305   115,074
Reinvested distributions                                          919     6,697        --     4,406
Redeemed                                                      (98,311) (120,572)  (32,553) (103,052)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                        (9,890)   88,170     1,752    16,428
---------------------------------------------------------------------------------------------------

CLASS R5
Sold                                                            1,658     2,523        --     2,869
Reinvested distributions                                            6     1,071        11     1,736
Redeemed                                                       (1,658)  (32,799)     (164)  (49,586)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                             6   (29,205)     (153)  (44,981)
---------------------------------------------------------------------------------------------------


*   Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.


--------------------------------------------------------------------------------
82  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

7. LENDING OF PORTFOLIO SECURITIES

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of each Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of each Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolios of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statements of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Sept. 30, 2010, securities on loan were as follows:

                                                                     SECURITIES     SECURED BY
FUND                                                                  VALUED AT  CASH COLLATERAL
------------------------------------------------------------------------------------------------
TargETFund Core                                                      $1,936,859     $1,981,953
TargETFund 2015                                                         988,438      1,010,786
TargETFund 2025                                                       5,840,438      5,991,005


Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, each Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending is included in the Statements of Operations. For the year ended Sept. 30, 2010 these amounts were as follows:

FUND                                                                             INCOME
---------------------------------------------------------------------------------------
TargETFund Core                                                                 $23,633
TargETFund 2015                                                                   9,796
TargETFund 2025                                                                  34,322


Each Fund also continues to earn interest and dividends on the securities loaned.

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the year ended Sept. 30, 2010, were as follows:

TargETFund Core

                                                                                 CALLS
                                                                        CONTRACTS    PREMIUMS
----------------------------------------------------------------------------------------------
Balance Sept. 30, 2009                                                     2,615   $   477,204
----------------------------------------------------------------------------------------------
Opened                                                                    22,196     3,729,760
Closed                                                                   (21,457)   (3,719,021)
Exercised                                                                   (649)     (109,030)
Expired                                                                   (1,270)     (164,486)
----------------------------------------------------------------------------------------------
Balance Sept. 30, 2010                                                     1,435   $   214,427
----------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  83

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

TargETFund 2015

                                                                                 CALLS
                                                                        CONTRACTS    PREMIUMS
----------------------------------------------------------------------------------------------
Balance Sept. 30, 2009                                                     1,078   $   189,061
----------------------------------------------------------------------------------------------
Opened                                                                     9,045     1,457,670
Closed                                                                    (8,807)   (1,466,039)
Exercised                                                                   (259)      (36,444)
Expired                                                                     (519)      (66,375)
----------------------------------------------------------------------------------------------
Balance Sept. 30, 2010                                                       538   $    77,873
----------------------------------------------------------------------------------------------


9. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated for each Fund for the year ended Sept. 30, 2010 were as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
TargETFund Core                                                       $21,413,229  $21,537,802
TargETFund 2015                                                         9,150,479    9,157,019
TargETFund 2025                                                         8,204,795    8,366,091
TargETFund 2035                                                         2,771,748    2,818,772
TargETFund 2045                                                         1,728,202    1,730,612


The income distributions received with respect to each Fund's investment in Columbia Short-Term Cash Fund can be found in the Statements of Operations and each Fund's invested balance in Columbia Short-Term Cash Fund at Sept. 30, 2010, can be found in the Portfolios of Investments.

10. BANK BORROWINGS

Each Fund, except TargETFund 2035 and TargETFund 2045, has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between each Fund and certain other funds managed the Investment Manager, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Funds had no borrowings during the year ended Sept. 30, 2010.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of

--------------------------------------------------------------------------------
84  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

In the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed (excess of distributions over) net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                          UNDISTRIBUTED
                                                            (EXCESS OF
                                                       DISTRIBUTIONS OVER)   ACCUMULATED       ADDITIONAL
                                                          NET INVESTMENT    NET REALIZED     PAID-IN-CAPITAL
FUND                                                          INCOME         GAIN (LOSS)  REDUCTION (INCREASE)
--------------------------------------------------------------------------------------------------------------
TargETFund Core                                              $(22,358)           $--            $(22,358)
TargETFund 2015                                                    --             --                  --
TargETFund 2025                                                    --             --                  --
TargETFund 2035                                                    --             --                  --
TargETFund 2045                                                    --             --                  --


The tax character of distributions paid for the years indicated were as follows:

                                                                2010                           2009
YEAR ENDED SEPT. 30,                             ----------------------------------  ------------------------
                                                 ORDINARY    LONG-TERM   TAX RETURN   ORDINARY     LONG-TERM
FUND                                              INCOME   CAPITAL GAIN  OF CAPITAL    INCOME    CAPITAL GAIN
-------------------------------------------------------------------------------------------------------------
TargETFund Core                                  $673,671       $--        $12,690   $1,206,758     $   --
TargETFund 2015                                   371,995        --             --      453,402      8,574
TargETFund 2025                                   352,011        --             --      327,859         --
TargETFund 2035                                    75,697        --             --      192,602      8,812
TargETFund 2045                                    17,794        --             --      123,241      9,743


At Sept. 30, 2010, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                   UNDISTRIBUTED                   UNREALIZED
                                                  UNDISTRIBUTED     ACCUMULATED    ACCUMULATED    APPRECIATION
FUND                                             ORDINARY INCOME  LONG-TERM GAIN  REALIZED LOSS  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
TargETFund Core                                      $     --           $--        $(11,074,184)   $   505,889
TargETFund 2015                                       127,805            --          (6,124,875)       185,113
TargETFund 2025                                        83,445            --          (3,097,963)    (1,616,541)
TargETFund 2035                                        14,968            --            (843,668)       539,257
TargETFund 2045                                        33,447            --            (668,566)       (35,884)


For federal income tax purposes, capital loss carry-overs at Sept. 30, 2010 were as follows:

FUND                                                                           CARRY-OVER
-----------------------------------------------------------------------------------------
TargETFund Core                                                               $10,413,516
TargETFund 2015                                                                 5,716,124
TargETFund 2025                                                                 2,100,467
TargETFund 2035                                                                   297,588
TargETFund 2045                                                                   567,750


At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                                                                    2017        2018
-------------------------------------------------------------------------------------------
TargETFund Core                                                      $  901,259  $9,512,257
TargETFund 2015                                                       1,531,175   4,184,949
TargETFund 2025                                                         158,889   1,941,578
TargETFund 2035                                                          40,056     257,532
TargETFund 2045                                                          25,322     542,428




--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  85

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that each Fund will be able to utilize all of its capital loss carry-over before it expires.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Sept. 30, 2010, post-October losses that are treated as occurring on Oct. 1, 2010 were as follows:

FUND                                                                        POST-OCTOBER LOSS
---------------------------------------------------------------------------------------------
TargETFund Core                                                                  $660,668
TargETFund 2015                                                                   408,751
TargETFund 2025                                                                   997,496
TargETFund 2035                                                                   546,080
TargETFund 2045                                                                   100,816


12. RISKS RELATING TO CERTAIN INVESTMENTS

The following risks apply to some or all of the ETFs in which the Funds invest. An ETF may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the ETF may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Because of the special risks involved with investing in securities of emerging market companies, investing in such companies should be considered speculative. Investments in real estate securities (e.g., REITs) may be subject to specific risks, such as risks to general and local economic conditions and risks related to individual properties. To the extent that the Funds have a substantial percentage of its assets exposed to an industry or sector through its investment in ETFs, the Funds' performance may be negatively affected if that industry or sector falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements, other than as noted below.

The Board has approved the redemption of all outstanding shares and the liquidation of each Fund, in accordance with each Fund's Articles of Incorporation. It is anticipated that the redemption of all shares of the Funds will take place on or about Nov. 30, 2010. Final ordinary income and long-term capital gain dividends, if any, will be paid on Nov. 24, 2010.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In

--------------------------------------------------------------------------------
86  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associate, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  87

REPORT OF INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM ----------------------------------------------------------------


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SELIGMAN TARGETFUND CORE, SELIGMAN TARGETFUND 2015, SELIGMAN TARGETFUND 2025, SELIGMAN TARGETFUND 2035, AND SELIGMAN TARGETFUND 2045:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman TargETFund Core, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, and Seligman TargETFund 2045 (the Funds) (comprising the Seligman TargetHorizon ETF Portfolios Inc.) as of September 30, 2010, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods presented through September 30, 2008, were audited by other auditors whose report dated November 26, 2008, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within Seligman TargetHorizon ETF Portfolios, Inc. at September 30, 2010, and the results of their operations for the year then ended and changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
November 19, 2010


--------------------------------------------------------------------------------
88  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Seligman TargETFund Core

Fiscal year ended Sept. 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................     90.52%
Dividends Received Deduction for corporations....................     69.26%
U.S. Government Obligations......................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman TargETFund 2015

Fiscal year ended Sept. 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................    100.00%
Dividends Received Deduction for corporations....................     76.89%
U.S. Government Obligations......................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman TargETFund 2025

Fiscal year ended Sept. 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................    100.00%
Dividends Received Deduction for corporations....................    100.00%
U.S. Government Obligations......................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman TargETFund 2035

Fiscal year ended Sept. 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................    100.00%
Dividends Received Deduction for corporations....................     43.43%
U.S. Government Obligations......................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  89

FEDERAL INCOME TAX INFORMATION (continued) -------------------------------------

Seligman TargETFund 2045

Fiscal year ended Sept. 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................    100.00%
Dividends Received Deduction for corporations....................    100.00%
U.S. Government Obligations......................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
90  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 150 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 76
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      7/11/07               Leadership (consulting company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02
------------------------------------------------------------------------------------------------------------------------------

John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 12/10/08        former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 58
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/11/08        President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 69                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  91

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 50                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           2009 (previously Senior Vice President and Chief
                                                 Financial Officer, June 2008 -- January 2009);
                                                 President, Atlantic Funds and Nations Funds since 2009;
                                                 Managing Director of Columbia Management Advisors, LLC,
                                                 December 2004 -- April 2010; Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 46                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 55                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 51                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
92  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  93

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT ----------------------------------------------------------------------


Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the Seligman TargetHorizon ETF Portfolios (each, a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement with respect to each Series Fund (each, an "IMS Agreement"), Columbia Management provides investment advice and other services to each of the Series Funds and funds branded Columbia, RiverSource, Seligman and Threadneedle.

On an annual basis, each Series Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to each Series Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Series Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Series Funds' operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to each Series Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under each IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each of the Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund

--------------------------------------------------------------------------------
94  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


among its comparison group and the net assets of each Series Fund. The Board observed that: (i) for Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035 and Seligman TargETFund 2045, the investment performance met expectations, and (ii) for Seligman TargETFund Core, the investment performance was appropriate in light of the particular management style. Further, the Board observed measures taken to address the Fund's performance, including the anticipated change in portfolio managers for the Series Funds. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio managers expected to assume responsibilities for each Series Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Series
Funds: The Board reviewed comparative fees and the costs of services to be provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Funds).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the legacy RiverSource Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that: (i) for Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035 and Seligman TargETFund 2045, the total expense ratio (after considering continued expense caps/waivers) was below the peer group's median expense ratio shown in the reports; and for (ii) Seligman TargETFund Core, the total expense ratio (after considering continued expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that each Series Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various legacy RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the legacy RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the legacy RiverSource Funds on portfolio transactions. The Board noted that the fees paid by each of the Series Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as each Series Fund grows and took note of the extent to which each Series Fund shareholders might also benefit from such growth. The Board considered that each IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Series Fund for an additional annual period.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT  95

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
96  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 ANNUAL REPORT

(COLUMBIA MANAGEMENT LOGO)

SELIGMAN TARGETHORIZON ETF PORTFOLIOS
P.O. Box 8081
Boston, MA 02266-8081

COLUMBIAMANAGEMENT.COM


This report must be accompanied or preceded by the Funds'
current prospectus. The Funds are distributed by Columbia
Management Investment Distributors, Inc., member FINRA,
and managed by Columbia Management Investment Advisers,
LLC.
(C)2010 Columbia Management Investment Advisers, LLC. All rights reserved.   SL-
9901 C (11/10)

Item 2. Code of Ethics.

          (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

          (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

          (c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

          The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne
          P. Jones, each qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for Seligman TargetHorizon ETF Portfolios, Inc. were as follows:

                       2010 - $84,735   2009 - $84,800

(b) Audit-Related Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for additional audit-related services rendered related to the 2010 semiannual financial statement review, the 2010 transfer agent 17Ad-13 review and other consultations and services required to complete the audit for Seligman TargetHorizon ETF Portfolios, Inc. were as follows:

                        2010 - $6,693   2009 - $6,250

(c) Tax Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for tax compliance related services rendered for Seligman TargetHorizon ETF Portfolios, Inc. were as follows:

                       2010 - $14,390   2009 - $14,310

(d) All Other Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for additional professional services rendered for Seligman TargetHorizon ETF Portfolios, Inc. were as follows:

                         2010 - $0      2009 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                    2010 - $2,417,044   2009 - $843,046

(h) 100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment

        Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
     Exhibit99.CERT.

     (a)(3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman TargetHorizon ETF Portfolios, Inc.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date November 19, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date November 19, 2010